File Nos. 33-74174
                                                                        811-8306
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 6                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 7                                                        [X]

                      (Check appropriate box or boxes.)

     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
     ---------------------------------------
     (Exact Name of Registrant)

     FIRST COVA LIFE INSURANCE COMPANY
     ----------------------------------
     (Name of Depositor)

     120 Broadway, New York, New York                              10271
     ----------------------------------------------------          ---------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 469-4545

     Name and Address of Agent for Service
          Mark E. Reynolds, President
          First Cova Life Insurance Company
          120 Broadway
          New York, NY 10271
          (800) 469-4545

     Copies to:
        Judith A. Hasenauer            and   Bernard J. Spaulding
        Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
        P.O. Box 5108                        General Counsel and Secretary
        Westport, CT  06881                  First Cova Life Insurance
                                               Company
        (203) 226-7866                       120 Broadway
                                             New York, NY 10271



It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     __X__  on February 12, 2001  pursuant to  paragraph  (b) of Rule 485
     _____  60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
      _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts




          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix A - Condensed Financial
                                                   Information
Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Cova
                                                   Series Trust; General American
                                                   Capital Company; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Payments
                                                   (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents
Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements




                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                EXPLANATORY NOTE
================================================================================
This Registration Statement contains three Prospectuses and Supplements (Version A, Version B and Version C). The three versions are substantially similar except for the funding options. The Prospectuses and Supplements will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
===============================================================================-


   PART A (VERSIONS A, B AND C) WAS FILED IN POST-EFFECTIVE AMENDMENT NO. 5 TO FORM N-4 ON MAY 1, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.


                             SUPPLEMENT - VERSION A

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (formerly, First Cova Life Insurance Company)

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
               (formerly, First Cova Variable Annuity Account One)

                          Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to First MetLife Investors Insurance Company as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is First MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:


                                                            Management         Other             Total Annual
                                                            Fees              Expenses*          Expenses
                                                       (after fee waiver  (after Expense      (after Expense
                                                        for certain       Reimbursement for   Reimbursement for
                                                         Portfolios)      certain Portfolios) certain Portfolios)
J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90


*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J. P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, .96% for the Lord Abbett Mid-Cap Value Portfolio, and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                             Time         Periods
                                                 1 year     3 years       5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$91.29  (a)$110.60    (a)$139.34   (a)$240.77
                                                 (b)$21.29  (b)$65.60     (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$95.50  (a)$123.27    (a)$160.50   (a)$283.17
                                                 (b)$25.50  (b)$78.27     (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$91.79  (a)$112.12    (a)$141.89   (a)$245.92
                                                 (b)$21.79  (b)$67.12     (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$92.09  (a)$113.03    (a)$143.41   (a)$249.00
                                                 (b)$22.09  (b)$68.03     (b)$116.41   (b)$249.00






J.P. Morgan International Equity Portfolio       (a)$95.80  (a)$124.17    (a)$161.99   (a)$286.12
                                                 (b)$25.80  (b)$79.17     (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$92.29  (a)$113.63    (a)$144.42   (a)$251.04
                                                 (b)$22.29  (b)$68.63     (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$94.30  (a)$119.67    (a)$154.50   (a)$271.25
                                                 (b)$24.30  (b)$74.67     (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$91.69  (a)$111.82    (a)$141.38   (a)$244.89
                                                 (b)$21.69  (b)$66.82     (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$94.30  (a)$119.67    (a)$154.50   (a)$271.25
                                                 (b)$24.30  (b)$74.67     (b)$127.50   (b)$271.25




5. The following replaces the second paragraph under "Purchases - Accumulation Units" contained in your prospectus:

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1)dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2)multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

APPENDIX A
Condensed Financial Information
Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                           Year or Period
                                            Ended 9/30/00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.

Select Equity Sub-Account
     Beginning of Period                       $18.38
     End of Period                             $18.40
     Number of Accum. Units Outstanding        9,344
Small Cap Stock Sub-Account
     Beginning of Period                       $17.58
     End of Period                             18.25
     Number of Accum. Units Outstanding        7,169
International Equity Sub-Account
     Beginning of Period                       $16.34
     End of Period                             $14.15
     Number of Accum. Units Outstanding        12,105
Quality Bond Sub-Account
     Beginning of Period                       $11.57
     End of Period                             $12.20
     Number of Accum. Units Outstanding        4,609
Large Cap Stock Sub-Account
     Beginning of Period                       $22.55
     End of Period                             $21.34
     Number of Accum. Units Outstanding        15,705
--------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
Bond Debenture Sub-Account
     Beginning of Period                       $13.77
     End of Period                             $14.13
     Number of Accum. Units Outstanding        15,414
--------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                       $10.88
     End of Period                             $14.29
     Number of Accum. Units Outstanding         9,679
--------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                       $14.64
     End of Period                             $15.02
     Number of Accum. Units Outstanding        10,443
--------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                       $14.45
     End of Period                             $12.54

     Number of Accum. Units Outstanding         4,840
--------------------------------------------------------------------------------
Lord Abbett Growth & Income Sub-Account
      Beginning of Period                      $39.46
      End of Period                            $41.28
      Number of Accum. Units Outstanding       13,497
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period                       $11.56
     End of Period                             $12.06
     Number of Accum. Units Outstanding             9

--------------------------------------------------------------------------------

* The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the Cova Series Trust investment portfolios as follows: Select Equity (3/11/97), Small Cap Stock (3/17/97), International Equity (3/11/97), Quality Bond (5/15/97), Large Cap Stock (3/11/97), Bond Debenture (5/15/97), Mid-Cap Value (3/4/98), Large Cap Research (3/3/98) and Developing Growth (11/23/98). The
     General  American  Capital  Company Money  Market  Sub-Account   commenced
     investment operations on December 28, 1998.


8.  The following replaces Appendix C - Performance Information:

APPENDIX C
PERFORMANCE INFORMATION

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

J.P. Morgan Investment Management Inc. is the sub-adviser for the following portfolios of Cova Series Trust: Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock. Lord, Abbett & Co. is the sub-adviser for the following Portfolios of Cova Series Trust: Bond Debenture, Mid-Cap Value, Large Cap Research and Developing Growth. All of these portfolios began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge rate has been revised as of the date of this Prospectus. The performance information shown in Column A below reflects the previous withdrawal charge rate.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio.



------------------------------------------------------------------------------------------------------------------------------------

Part 1 Met Investors Series Trust(1)
Average Annual Total Return for the period ended 9/30/00
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                   (reflects insurance
                                                                     and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
                                      Separate Account                             10 years or                           10 years or
                                      Inception Date                                 since                                   since
Portfolio                             in Portfolio                  1 yr    5 yrs  inception             1 yr      5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
   J.P. Morgan Select Equity           3/11/97                      7.41%      n/a       12.58%            12.91%    n/a      13.40%
   J.P. Morgan Small Cap Stock         3/17/97                     31.48%      n/a       14.79%            36.98%    n/a      15.59%
   J.P. Morgan International Equity    3/11/97                     -3.35%      n/a        5.98%             2.15%    n/a       6.94%
   J.P. Morgan Quality Bond            5/15/97                     -0.42%      n/a        3.61%             5.08%    n/a       4.69%
   J.P. Morgan Enhanced Index
     (formerly Large Cap Stock)        3/11/97                      0.16%      n/a       15.71%             5.66%    n/a      16.48%

   Lord Abbett Bond Debenture          5/15/97                      0.74%      n/a        4.57%             6.24%    n/a       5.63%
   Lord Abbett Mid-Cap Value           3/04/98                      28.67%     n/a        8.86%            34.17%    n/a      10.50%
   Lord Abbett Developing Growth       11/23/98                     -0.66%     n/a        9.04%             4.83%    n/a      11.81%


   Lord Abbett Growth and Income(2)    _________                    9.67%      n/a       11.82%            15.17%   n/a       12.66%

------------------------------------------------------------------------------------------------------------------------------------

(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from _________________ through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in _____ pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.




PART 1 General  American  Capital Company Money Market Fund Average Annual Total
Return for the period ended 9/30/00:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                    (reflects insurance
                                                                      and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                      Separate Account
                                      Inception Date                1 yr        since                       1 yr        since
Portfolio                             in Portfolio                            inception                               inception
-----------------------------------------------------------------------------------------------------------------------------------
Money Market                          12/28/98                      0.20%       1.70%                         5.70%         4.81%


-----------------------------------------------------------------------------------------------------------------------------------


PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge reflected is the revised charge which takes effect as of the date of this Prospectus.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.




- ----------------------------------------------------------------------------------------------------------------------------------

Part 2 Met Investors Series Trust(1)
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects all charges         (reflects insurance
                                               Fund Performance                 and portfolio                 charges and
                                                   Column A                       expenses)                portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio                      10 years or                  10 years or                     10 years or
                          Inception                        since                        since                           since
Portfolio                 Date              1 yr    5 yrs inception        1 yr 5 yrs  inception        1 yr    5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------

   J.P. Morgan Select
      Equity               5/1/96            14.53%    n/a     16.20%     7.41%    n/a      14.11%        12.91%   n/a      14.58%





   J.P. Morgan Small Cap
      Stock                5/1/96            38.91%    n/a     14.89%     31.48%   n/a      12.79%        36.98%   n/a      13.29%
   J.P. Morgan
      International
      Equity               5/1/96            3.63%     n/a     9.19%      -3.35%   n/a      7.08%         2.15%    n/a       7.65%

   J.P. Morgan Quality
      Bond                 5/1/96            6.54%     n/a     6.30%      -0.42%   n/a      4.22%         5.08%    n/a       4.84%

   J.P. Morgan Enhanced
      Index (formerly
      Large Cap Stock)     5/1/96            7.14%     n/a     20.36%     0.16%    n/a      18.28%        5.66%    n/a      18.70%

   Lord Abbett Bond
      Debenture            5/1/96            7.67%     n/a     9.40%      0.74%    n/a      7.34%         6.24%    n/a       7.91%
   Lord Abbett Mid-Cap
      Value                8/20/97           36.10%    n/a     13.63%     28.67%   n/a      11.47%        34.17%   n/a      12.15%

   Lord Abbett Developing
      Growth               8/20/97           6.29%     n/a     8.95%      -0.66%   n/a      6.40%          4.83%    n/a     7.53%
   Lord Abbett Growth
      and Income(2)        _______          16.81%   16.74%   17.75%       9.67%   14.63%   16.09%        15.17%  15.12%   16.14%
 -----------------------------------------------------------------------------------------------------------------------------------


   (1) As described elsewhere herein, effective on February 12, 2001, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.


   (2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from _________________ through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in _____ pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

Part 2 General  American  Capital Company Money Market Fund Average Annual Total
Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                 Column B                         Column C
                                                                            (reflects all charges             (reflects insurance
                                                Fund Performance               and portfolio                     charges and
                                                   Column A                      expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio
                          Inception
Portfolio                 Date            1 yr      5 yrs   10 yrs       1 yr      5 yrs    10 yrs       1 yr      5 yrs   10 yrs
------------------------------------------------------------------------------------------------------------------------------------
     Money Market          10/1/87        6.22%    5.65%    5.20%       0.20%       3.68%    3.75%     5.70%      4.39%    3.84%

------------------------------------------------------------------------------------------------------------------------------------


                             SUPPLEMENT - VERSION B

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (formerly, First Cova Life Insurance Company)

         FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (formerly,
                  First Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to First MetLife Investors Insurance Company as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is First MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund. Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement , if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:



                                                          Management         Other             Total Annual
                                                          Fees               Expenses*         Expenses
                                                         (after fee         (after Expense     (after Expense
                                                          waiver for       Reimbursement for  Reimbursement for
                                                       certain Portfolios) certain Portfolios) certain Portfolios)
J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90


*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio and .90% for the Lord Abbett Developing Growth Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, .96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                   Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$91.29  (a)$110.60    (a)$139.34   (a)$240.77
                                                 (b)$21.29  (b)$65.60     (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$95.50  (a)$123.27    (a)$160.50   (a)$283.17
                                                 (b)$25.50  (b)$78.27     (b)$133.50   (b)$283.17

Lord Abbett Mid-Cap Value Portfolio              (a)$94.30  (a)$119.67    (a)$154.50   (a)$271.25
                                                 (b)$24.30  (b)$74.67     (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$91.69  (a)$111.82    (a)$141.38   (a)$244.89
                                                 (b)$21.69  (b)$66.82     (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$94.30  (a)$119.67    (a)$154.50   (a)$271.25
                                                 (b)$24.30  (b)$74.67     (b)$127.50   (b)$271.25



5. The following replaces the second paragraph under "Purchases - Accumulation Units" contained in your prospectus:

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1)dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2)multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

Accumulation Unit Value History
The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                                                            Year or Period
                                                                                            Ended 9/30/00
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                                                         $10.00
     End of Period                                                                               $10.76
     Number of Accum. Units Outstanding                                                          1,045
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Sub-Account
     Beginning of Period                                                                         $10.00
     End of Period                                                                               $9.00
     Number of Accum. Units Outstanding                                                          3,584
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Sub-Account
     Beginning of Period                                                                         $10.00
     End of Period                                                                                $8.81
     Number of Accum. Units Outstanding                                                           4,743
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
     Beginning of Period                                                                         $10.00
     End of Period                                                                                $9.20
     Number of Accum. Units Outstanding                                                          10,906
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Sub-Account
     Beginning of Period                                                                         $10.00
     End of Period                                                                               $11.12
     Number of Accum. Units Outstanding                                                          1,034
-----------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust





Managed by J.P. Morgan Investment Management Inc.
Small Cap Stock Sub-Account
     Beginning of Period                                                               $17.93
     End of Period                                                                     $18.25
     Number of Accum. Units Outstanding                                                7,169
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond Sub-Account
     Beginning of Period                                                               $11.57
     End of Period                                                                     $12.20
     Number of Accum. Units Outstanding                                                4,609
---------------------------------------------------------------------------------------------------------------------------------
Managed by Lord, Abbett & Co.
Mid-Cap Value Sub-Account
     Beginning of Period                                                               $10.88
     End of Period                                                                     $14.29
     Number of Accum. Units Outstanding                                                9,679
------------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                                               $14.45
     End of Period                                                                     $12.54
     Number of Accum. Units Outstanding                                                4,840
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                                               $39.46
     End of Period                                                                     $41.28
     Number of Accum. Units Outstanding                                                13,497
------------------------------------------------------------------------------------------------------------------------------------
Franklin  Templeton Variable Insurance Products Trust, Class 1 Shares Managed by
Templeton Asset Management Ltd.

Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                                                $10.00
     End of Period                                                                      $8.74
     Number of Accum. Units Outstanding                                                  1,594
-----------------------------------------------------------------------------------------------------------------------------------
Managed by Templeton Investment Counsel, Inc.

Templeton International Securities Sub-Account
     Beginning of Period                                                                 $10.00
     End of Period                                                                       $10.19
     Number of Accum. Units Outstanding                                                   3,856
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                                                               $11.56
     End of Period                                                                     $12.06
     Number of Accum. Units Outstanding                                                  9
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series





Managed by Scudder Kemper
Investments, Inc.

Kemper Small Cap Value Sub-Account
     Beginning of Period                                                                  $10.00
     End of Period                                                                        $10.34
     Number of Accum. Units Outstanding                                                       10
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
Managed by Massachusetts Financial Services Company

MFS Emerging Growth Sub-Account
     Beginning of Period                                                                   $10.00
     End of Period                                                                         $9.96
     Number of Accum. Units Outstanding                                                    2,038
- --------------------------------------------------------------------------------------------------------------------------------

MFS Growth With Income Sub-Account
     Beginning of Period                                                                   $10.00
     End of Period                                                                         $10.20
     Number of Accum. Units Outstanding                                                    10
- -------------------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                                                    $10.00
     End of Period                                                                          $9.92
     Number of Accum. Units Outstanding                                                     10
- --------------------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                                                     $10.00
     End of Period                                                                           $10.27
     Number of Accum. Units Outstanding                                                      6,754
- --------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
Managed by OppenheimerFunds, Inc.

Oppenheimer Bond Fund/VA Sub-Account
     Beginning of Period                                                                     $10.00
     End of Period                                                                           $10.35
     Number of Accum. Units Outstanding                                                      509

---------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                                                      $10.00
     End of Period                                                                            $10.44
     Number of Accum. Units Outstanding                                                       3,342





- --------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                                                                      $10.00
     End of Period                                                                            $9.33
     Number of Accum. Units Outstanding                                                       4,348
- --------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                                                                      $10.00
     End of Period                                                                            $10.57
     Number of Accum. Units Outstanding                                                       22,336
- --------------------------------------------------------------------------------------------------------------------------------


*The accumulation unit values shown above for the beginning of the period reflect the date these accumulation units first invested in the Cova Series Trust investment portfolios as follows: Small Cap Stock (3/17/97), Quality Bond (5/15/97), Mid-Cap Value (3/4/98), Developing Growth (11/23/98) and Lord Abbett Growth and Income (1/8/99). The General American Capital Company Money Market Sub-Account commenced investment operations on December 28, 1998. Accumulation units were first invested in the other investment portfolios on the following dates: AIM V.I. Capital Appreciation (___), AIM V.I. International Equity (___), AIM V.I. Value (___), Premier Growth (_____), Real Estate Investment (___), Templeton Developing Markets Securities (___), Templeton International Securities (___), Kemper Small Cap Value (___), MFS Emerging Growth (___), MFS Growth with Income (___), MFS High Income (___), MFS Research (___), Oppenheimer Bond (___), Putnam VT Growth and Income (___), Putnam VT International Growth (___) and Putnam VT Vista (___).


8.  The following replaces Appendix C - Performance Information:


APPENDIX C
PERFORMANCE INFORMATION
FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.


PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios  listed below began  operations  before  September 30, 2000. As a
result,   the  performance   information  listed  below  is  available  for  the
accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio.

Part 1 AIM Variable Insurance Funds
Average Annual Total Return for the period ended 9/30/00:
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                   (reflects insurance
                                                                     and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
                                      Separate Account
                                      Inception Date                            since                                   since
Portfolio                             in Portfolio                  1 yr      inception                     1 yr      inception
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation               5/1/00                 N/A                0.50%                   N/A          7.60%

AIM V.I. International Equity               5/1/00                 N/A              -17.11%                   N/A        -10.01%

AIM V.I. Value                              5/1/00                 N/A              -18.96%                   N/A        -11.86%
-------------------------------------------------------------------------------------------------------------------------------

Part 1 Alliance Variable Products Series Fund, Inc.
Average Annual Total Return for the period ended 9/30/00
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                                  (reflects all charges                   (reflects insurance
                                                                     and portfolio                            charges and
                                                                       expenses)                           portfolio expenses)
                                      Separate Account
                                      Inception Date                            since                                   since
Portfolio                             in Portfolio                  1 yr      inception                     1 yr      inception
------------------------------------------------------------------------------------------------------------------------------------


Premier Growth (Class A)                    5/1/00                  N/A           -15.12%                     N/A      -8.02%

Real Estate Investment (Class A)            5/1/00                  N/A           4.11%                       N/A      11.21%

------------------------------------------------------------------------------------------------------------------------------------


Part 1 Met Investors Series Trust (1) Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account                      10 years or                           10 years or
                                 Inception Date                           Since                                Since
Portfolio                        in Portfolio             1 yr     5 yrs inception         1 yr     5 yrs      inception
------------------------------------------------------------------------------------------------------------------------------------

   J.P. Morgan Small Cap Stock       3/17/97                31.48%   n/a     14.79%           36.98%    n/a      15.59%

   J.P. Morgan Quality Bond          5/15/97                -0.42%   n/a     3.61%            5.08%     n/a       4.69%

   Lord Abbett Mid-Cap Value         3/4/98                 28.67%   n/a     8.86%            34.17%    n/a      10.50%

   Lord Abbett Developing Growth     11/23/98               -0.66%   n/a     9.04%            4.83%     n/a       11.81%

   Lord Abbett Growth and Income(2) _______                 9.67%    n/a    11.82%           15.17%     n/a       12.66%
------------------------------------------------------------------------------------------------------------------------------------

(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January

8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from _________________ through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in _____ pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.


Part 1 Franklin  Templeton  Variable  Insurance  Products Trust,  Class 1 Shares
Average Annual Total Return for the period ended 9/30/00:
---------------------------------------------------------------------------------------------------------------------------------
   Templeton Developing
      Markets Securities

   Templeton
      International
      Securities
------------------------------------------------------------------------------------------------------------------------------------


Part 1 General  American  Capital  Company  Average  Annual Total Return for the
period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio                    1 yr           inception                1 yr        inception
------------------------------------------------------------------------------------------------------------------------------------

   Money Market                     12/28/98                    0.20%            1.70%                     5.70%             4.81%

------------------------------------------------------------------------------------------------------------------------------------

Part 1 Kemper Variable Series
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio                    1 yr           inception                1 yr        inception
------------------------------------------------------------------------------------------------------------------------------------
Kemper Small Cap Value                      5/1/00               N/A              -3.74%                    N/A               3.36%

------------------------------------------------------------------------------------------------------------------------------------

Part 1 MFS Variable Insurance Trust
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio                    1 yr           inception                1 yr        inception
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth                         5/1/00                 N/A              -7.49%                    N/A         -0.39%

MFS Growth With Income                      5/1/00                 N/A              -5.10%                    N/A         2.00%

MFS High Income                             5/1/00                 N/A              -7.88%                    N/A         -0.78%

MFS Research                                5/1/00                 N/A              -4.43%                    N/A         2.67%

-----------------------------------------------------------------------------------------------------------------------------------

Part 1 OppenheimerFunds, Inc.
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio                    1 yr           inception                1 yr        inception


------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond/VA                         5/1/00              N/A              -3.60%                    N/A          3.50%

------------------------------------------------------------------------------------------------------------------------------------

Part 1 Putnam Variable Trust
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                 Since                                Since
Portfolio                        in Portfolio                    1 yr           inception                1 yr        inception
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                 5/1/00                N/A              -2.75%                 N/A         4.35%
   (Class IA Shares)

Putnam VT International
   Growth (Class IA Shares)                 5/1/00                N/A              -13.82%                N/A         -6.72%

Putnam VT Vista (Class IA
   Shares)                                  5/1/00                N/A              -1.40%                 N/A         5.71%
-----------------------------------------------------------------------------------------------------------------------------------



PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.



Total Return for the periods ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
      Appreciation        5/5/93            55.39%   20.47%   22.07%      48.25%   18.62%   20.36%       53.75%   18.89%   20.43%
   AIM V.I.
      International Equity5/5/93            17.66%   14.42%   13.86%      10.91%   12.61%   12.25%       16.41%   12.91%   12.32%
   AIM V.I. Value         5/5/93
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.
   Premier Growth
      (Class A)           6/26/92           17.72%   25.82%   23.19%      11.02%   23.95%   21.49%       16.52%   24.17%   21.55%
   Real Estate Investment
      (Class A)           1/9/97            23.33%   N/A      4.52%       16.51%   N/A      2.10%        22.01%   N/A      3.11%
------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 1 Shares
  Templeton Developing
      Markets Securities
      Fund (1)             3/4/96            -6.88%   N/A      -10.58%     -13.68% N/A       -18.82%     -8.18%   N/A      -16.90%
   Templeton
      International
      Securities Fund (2) 5/1/92            9.26%    13.41%   13.38%      -2.79%   10.46%   11.06%      2.71%    10.78%   11.13%
------------------------------------------------------------------------------------------------------------------------------------




(1) Previously, the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Market Securities Fund.

(2) Previously, the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.



APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                               (reflects all           (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
------------------------------------------------------------------------------------------------------------------------------------

Part 2 Met Investors Series Trust(1)
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                             (reflects all charges         (reflects insurance
                                               Fund Performance                 and portfolio                 charges and
                                                   Column A                       expenses)                portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                          Portfolio                      10 years or                  10 years or                     10 years or
                          Inception                        since                        since                           since
Portfolio                 Date              1 yr    5 yrs inception        1 yr 5 yrs  inception        1 yr    5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------

   J.P. Morgan Select
      Equity               5/1/96           14.53%    n/a     16.20%        7.41%    n/a      14.11%       12.91%   n/a      14.58%
   J.P. Morgan Small Cap
      Stock                5/1/96           38.91%    n/a     14.89%        31.48%   n/a      12.79%       36.98%   n/a      13.29%
   J.P. Morgan
      International
      Equity               5/1/96           3.63%     n/a     9.19%         -3.35%   n/a      7.08%        2.15%    n/a      7.65%

   J.P. Morgan Quality
      Bond                 5/1/96           6.54%     n/a     6.30%         -0.42%   n/a      4.22%        5.08%    n/a      4.84%

   J.P. Morgan Enhanced
      Index (formerly
      Large Cap Stock)     5/1/96           7.14%     n/a     20.36%        0.16%    n/a      18.28%       5.66%    n/a      18.70%

   Lord Abbett Bond
      Debenture            5/1/96           7.67%     n/a     9.40%         0.74%    n/a      7.34%        6.24%  n/a        7.91%
   Lord Abbett Mid-Cap
      Value                8/20/97          36.10%    n/a     13.63%        28.67%   n/a      11.47%       34.17%   n/a      12.15%

   Lord Abbett Developing
      Growth               8/20/97          6.29%     n/a     8.95%         -0.66%   n/a      6.40%        4.83%    n/a      7.53%
   Lord Abbett Growth
      and Income(2)        ______            16.81%   16.74% 17.75%         9.67%   14.63%   16.09%       15.17%  15.12%    16.14%
------------------------------------------------------------------------------------------------------------------------------------


   (1) As described elsewhere herein, effective on February 12, 2001, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.


   (2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January

8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from _________________ through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in _____ pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.





------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market           10/1/87            6.22%   5.65%    5.20%       0.20%    3.68%    3.75%     5.70%     4.39%     3.84%
------------------------------------------------------------------------------------------------------------------------------------

Kemper Variable Series
   Kemper Small
      Cap Value           5/1/96             7.71%    N/A      3.51%      1.10%    N/A      1.47%     6.60%    N/A        2.15%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
      Growth              7/24/95            54.08%   29.42%   30.30%     47.01%   27.52%   28.38%    52.51%   27.73%    28.57%
   MFS Growth
      With Income         10/9/95            13.36%   N/A      18.27%     6.70%    N/A      16.36%    12.20%   N/A       16.72%
   MFS High Income        7/26/95            2.16%    7.01%    6.93%      -4.39%   5.23%    5.14%     1.12%    5.61%     5.51%
   MFS Research           7/26/95            32.69%   21.13%   21.24%     25.80%   19.29%   19.38%    31.30%   19.54%    19.62%
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
   Oppenheimer Bond
      Fund/VA             4/3/85             4.29%    5.43%    7.77%      -2.34%   3.63%    6.24%     3.16%    4.03%     6.31%
-----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
      and Income -
      Class IA Shares     2/1/88             6.02%    14.40%   15.18%     -0.64%   12.59%   13.57%    4.86%    12.89%    13.63%
   Putnam VT International
      Growth - Class
      IA Shares           1/2/97             24.97%   N/A      20.96%     18.16%   N/A      18.69%    23.66%   N/A       19.37%
   Putnam VT Vista -
      Class IA Shares     1/2/97             71.14%   N/A      30.76%     63.85%   N/A      28.47%    69.35%   N/A       29.03%
------------------------------------------------------------------------------------------------------------------------------------




                             SUPPLEMENT - VERSION C

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (formerly, First Cova Life Insurance Company)

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
               (formerly, First Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to First MetLife Investors Insurance Company as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is First MetLife Investors Variable Annuity Account One.


2. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1)dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2)multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

3. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

4. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:

Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.




                                                                                                   Year or Period
                                                                                                   Ended 9/30/00
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds
Aggressive Equity Sub-Account
    Beginning of Period                                                                                   $10.00
    End of Period                                                                                         $10.26
    Number of Accum. Units Outstanding                                                                    10
------------------------------------------------------------------------------------------------------------------------------------
Core Bond Sub-Account
    Beginning of Period                                                                                   $10.00
    End of Period                                                                                         $10.45
    Number of Accum. Units Outstanding                                                                    10
------------------------------------------------------------------------------------------------------------------------------------
Multi-Style Equity Sub-Account
    Beginning of Period                                                                                   $10.00
    End of Period                                                                                         $10.06
    Number of Accum. Units Outstanding                                                                    10
------------------------------------------------------------------------------------------------------------------------------------
Non-U.S. Sub-Account
    Beginning of Period                                                                                   $10.00
    End of Period                                                                                         $9.28
    Number of Accum. Units Outstanding                                                                     10
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Sub-Account
    Beginning of Period                                                                                   $10.00
    End of Period                                                                                         $11.22
    Number of Accum. Units Outstanding                                                                     10
------------------------------------------------------------------------------------------------------------------------------------


General American Capital Company
Money Market Sub-Account
     Beginning of Period                                                                                 $11.56
     End of Period                                                                                       $12.06
     Number of Accum. Units Outstanding                                                                   9

------------------------------------------------------------------------------------------------------------------------------------



The General American Capital Company Money Market Sub-Account commenced investment operations on December 28, 1998.The sub-accounts investing in the investment portfolios of Russell Insurance Funds commenced investment operations on ________,2000


5.  The following replaces Appendix C - Performance Information:


FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception date shown below reflects the date the Separate Account first invested in the Portfolio.


Part 1 Russell Insurance Funds
Average Annual Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and
                                                                         portfolio expenses)                portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                                  since                             since
Portfolio                             in Portfolio                      1 yr          inception            1 yr         inception
------------------------------------------------------------------------------------------------------------------------------------

   Aggressive Equity                        5/1/00                      N/A              -4.55%             N/A               2.55%
   Core Bond                                5/1/00                      N/A              -2.64%             N/A               4.46%
   Multi-Style Equity                       5/1/00                      N/A              -6.51%             N/A               0.59%
   Non-U.S.                                 5/1/00                      N/A              -14.29%            N/A               -7.19%
   Real Estate Securities                   5/1/00                      N/A              5.08%              N/A               12.18%
------------------------------------------------------------------------------------------------------------------------------------



Part 1 General  American  Capital  Company  Average  Annual Total Return for the
period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and
                                                                         portfolio expenses)                portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                                  since                             since
Portfolio                             in Portfolio                      1 yr          inception            1 yr         inception
------------------------------------------------------------------------------------------------------------------------------------

   Money Market                       12/28/98                         0.20%           1.70%               5.70%             4.81%

------------------------------------------------------------------------------------------------------------------------------------


Appendix - Performance Information (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for a longer time and therefore have an investment performance history. In order to show how the historical performance of the portfolios affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that accumulation units were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of each portfolio.





Total Return for the period ended 9/30/00:
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                               (reflects all           (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------


                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

   Aggressive Equity Fund       1/2/97        21.67%   N/A   12.38%        14.94%   N/A      10.12%      20.44%   N/A      10.94%
   Core Bond Fund               1/2/97        6.41%    N/A   6.06%         -0.18%   N/A      3.74%       5.32%    N/A      4.70%
   Multi-Style Equity Fund      1/2/97        10.87%   N/A   18.65%        4.23%    N/A      16.42%      9.73%    N/A      17.13%
   Non-U.S. Fund                1/2/97         5.76%   N/A   7.97%         -0.84%   N/A      5.66%       4.66%    N/A      6.58%
   Real Estate Securities Fund  4/30/99       25.43%   N/A   9.16%         18.67%   N/A      4.15%       24.17%   N/A      8.00%
------------------------------------------------------------------------------------------------------------------------------------


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

         FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (formerly
                    First Cova Variable Annuity Account One)

                                       AND

         FIRST METLIFE INVESTORS LIFE INSURANCE COMPANY (formerly First
                      Cova Variable Life Insurance Company)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, AS SUPPLEMENTED, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-LIFE.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED FEBRUARY 12, 2001.


                                TABLE OF CONTENTS




                                                                            Page


COMPANY

EXPERTS

LEGAL  OPINIONS

DISTRIBUTION

CALCULATION OF PERFORMANCE  INFORMATION
Total  Return
Historical  Unit  Values
Reporting  Agencies
Performance Information

FEDERAL TAX STATUS
General
Diversification
Multiple  Contracts
Contracts Owned by Other than Natural Persons
Tax Treatment of Assignments
Death Benefits
Income Tax  Withholding
Tax Treatment of Withdrawals -  Non-Qualified Contracts
Qualified Plans
Tax Treatment of Withdrawals - Qualified Contracts

ANNUITY  PROVISIONS
Variable  Annuity
Fixed  Annuity
Annuity  Unit
Net  Investment  Factor
Mortality  and  Expense  Guarantee

FINANCIAL  STATEMENTS

                                     COMPANY

First MetLife Investors Insurance Company (the "Company") changed its name to its present name as of the date of this Statement of Additional Information. The Company was organized under the laws of the state of New York on December 31, 1992. The Company is presently licensed to do business only in the state of New York. The Company is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company ("Cova Life"), a Missouri insurance company. On December 31, 1992, Cova Life acquired Wausau Underwriters Life Insurance Company ("Wausau"), a stock life insurance company organized under the laws of the state of Wisconsin. On April 16, 1993, Wausau was merged into the Company, with the Company as the surviving corporation.

On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Cova Life from Xerox Financial Services, Inc. The acquisition of Cova Life included related companies, including the Company. On June 1, 1995, the Company changed its name to First Cova Life Insurance Company.

On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of First Cova.


                                     EXPERTS

The statutory statements of admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 1999 and 1998, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets for the year then ended and 1998, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Sales Company (formerly Cova Life Sales Company)acts as the distributor. MetLife Investors Sales Company is an affiliate of the Company. The offering is on a continuous basis.

                             PERFORMANCE INFORMATION

TOTAL  RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                             n
                               P  (  1  +  T)  =  ERV

Where:
     P = a  hypothetical  initial  payment  of $1,000
     T = average  annual  total return
     n = number of years
   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL  UNIT  VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING  AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION

Certain funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of these Portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Portfolios is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.


                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS AND TRANSFER OF OWNERSHIP

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED  PLANS

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). THE CONTRACTS ARE NOT AVAILABLE AS QUALIFIED CONTRACTS UNTIL AN IRA ENDORSEMENT IS APPROVED BY THE STATE OF NEW YORK INSURANCE DEPARTMENT. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Assets:
   Investments:
     Cova Series Trust (Cova):
       Lord Abbett Growth and Income Portfolio             22,534 shares at a net asset value of $24.727624 per share     $ 557,221
       Bond Debenture Portfolio                            18,019 shares at a net asset value of $12.084771 per share       217,755
       Developing Growth Portfolio                          4,911 shares at a net asset value of $12.359581 per share        60,696
       Large Cap Research Portfolio                        11,094 shares at a net asset value of $14.138463 per share       156,853
       Mid-Cap Value Portfolio                              9,414 shares at a net asset value of $14.696734 per share       138,352
       Quality Bond Portfolio                               5,254 shares at a net asset value of $10.701597 per share        56,228
       Small Cap Stock Portfolio                            7,680 shares at a net asset value of $17.033988 per share       130,813
       Large Cap Stock Portfolio                           18,491 shares at a net asset value of $18.121351 per share       335,074
       Select Equity Portfolio                             11,345 shares at a net asset value of $15.139954 per share       171,763
       International Equity Portfolio                      12,923 shares at a net asset value of $13.255736 per share       171,303
     General American Capital Company (GACC):
       Money Market Fund                                        5 shares at a net asset value of $21.213607 per share           106
     Russell Insurance Funds (Russell):
       Multi-Style Equity Fund                                  6 shares at a net asset value of     $15.92 per share           101
       Aggressive Equity Fund                                   7 shares at a net asset value of     $13.94 per share           103
       Non-U.S. Fund                                            8 shares at a net asset value of     $12.13 per share            93
       Core Bond Fund                                          11 shares at a net asset value of      $9.96 per share           105
       Real Estate Securities Fund                             11 shares at a net asset value of     $10.50 per share           112
     AIM Variable Insurance Funds, Inc. (AIM):
       AIM V.I. Value Fund                                  1,336 shares at a net asset value of     $31.31 per share        41,840
       AIM V.I. Capital Appreciation Fund                     276 shares at a net asset value of     $40.72 per share        11,256
       AIM V.I. International Equity Fund                   1,329 shares at a net asset value of     $24.29 per share        32,269
     Alliance Variable Products Series Fund, Inc.
          (Alliance):
       Premier Growth Portfolio                             2,699 shares at a net asset value of     $37.20 per share       100,386
       Real Estate Investment Portfolio                     1,089 shares at a net asset value of     $10.56 per share        11,502
     Kemper Variable Series (Kemper):
       Kemper Small Cap Value Portfolio                        93 shares at a net asset value of  $1.110760 per share           103
     MFS Variable Insurance Trust (MFS):
       MFS Research Series                                  2,915 shares at a net asset value of     $23.80 per share        69,382
       MFS Growth with Income Series                            5 shares at a net asset value of     $21.58 per share           102
       MFS Emerging Growth Series                             570 shares at a net asset value of     $35.65 per share        20,310
       MFS High Income Series                                   9 shares at a net asset value of     $10.50 per share            99
     Oppenheimer Variable Account Funds (Oppenheimer):
       Oppenheimer Bond Fund                                  478 shares at a net asset value of     $11.01 per share         5,267
     Putnam Variable Trust (Putnam):
       Putnam VT Growth and Income                          1,407 shares at a net asset value of     $24.80 per share        34,891
       Putnam VT Vista                                      9,527 shares at a net asset value of     $24.79 per share       236,163
       Putnam VT International Growth                       2,247 shares at a net asset value of     $18.06 per share        40,588
     Franklin Templeton Variable Insurance Products
          Trust (Templeton):
       Templeton International Securities                   2,129 shares at a net asset value of     $18.47 per share        39,317
       Templeton Developing Markets Securities              2,454 shares at a net asset value of      $5.68 per share        13,936
                                                                                                                        ------------
         Total assets                                                                                                   $ 2,654,089
                                                                                                                        ============

                                                                                                                        (Continued)

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Liabilities:
   Russell Core Bond                                              $ 1
   AIM V.I. Value                                                  32
   AIM V.I. Capital Appreciation                                    8
   AIM V.I. International Equity                                   22
   Alliance Premier Growth                                         72
   Alliance Real Estate Investment                                  6
   MFS Research                                                    44
   MFS Emerging Growth                                             14
   Oppenheimer Bond                                                 4
   Putnam VT Growth and Income                                     21
   Putnam VT Vista                                                 65
   Putnam VT International Growth                                  27
   Templeton International Securities                              23
   Templeton Developing Markets Securities                          7
                                                          ------------
         Total liabilities                                      $ 346
                                                          ============


Net Assets:
   Accumulation units:
     Cova Lord Abbett Growth and Income                     $ 557,221
     Cova Bond Debenture                                      217,755
     Cova Developing Growth                                    60,696
     Cova Large Cap Research                                  156,853
     Cova Mid-Cap Value                                       138,352
     Cova Quality Bond                                         56,228
     Cova Small Cap Stock                                     130,813
     Cova Large Cap Stock                                     335,074
     Cova Select Equity                                       171,763
     Cova International Equity                                171,303
     GACC Money Market                                            106
     Russell Multi-Style Equity                                   101
     Russell Aggressive Equity                                    103
     Russell Non-U.S.                                              93
     Russell Core Bond                                            104
     Russell Real Estate Securities                               112
     AIM V.I. Value                                            41,808
     AIM V.I. Capital Appreciation                             11,248
     AIM V.I. International Equity                             32,247
     Alliance Premier Growth                                  100,314
     Alliance Real Estate Investment                           11,496
     Kemper Small Cap Value                                       103
     MFS Research                                              69,338
     MFS Growth with Income                                       102
     MFS Emerging Growth                                       20,296
     MFS High Income                                               99


                                                           (Continued)

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited


Net Assets, continued:
   Accumulation units, continued:
     Oppenheimer Bond                                             $ 5,263
     Putnam VT Growth and Income                                   34,870
     Putnam VT Vista                                              236,098
     Putnam VT International Growth                                40,561
     Templeton International Securities                            39,294
     Templeton Developing Markets Securities                       13,929
                                                              ------------
         Net assets                                           $ 2,653,743
                                                              ============


See accompanying notes to financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                                                 Cova
                                          ---------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                 Small
                                              and         Bond       Developing     Cap        Mid-Cap      Quality       Cap
                                            Income      Debenture     Growth     Research       Value        Bond        Stock
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------


Investment income:
   Dividends                             $     5,864       13,959            -         361          274        3,362           1
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                  4,705        2,028          376       1,270          810          546         963
   Administrative fee                            565          243           45         152           97           66         116
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------
       Total expenses                          5,270        2,271          421       1,422          907          612       1,079
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

       Net investment income (loss)              594       11,688         (421)     (1,061)        (633)       2,750      (1,078)
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    3,094          891        1,950         501          535          152         355
   Realized gain distributions                 8,143            -        1,834      12,951          580            -       4,044
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------
       Net realized gain (loss)               11,237          891        3,784      13,452        1,115          152       4,399
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Change in unrealized appreciation              2,185       (6,953)      (9,193)     (5,545)      24,465          111      (3,394)
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations          $    14,016        5,626       (5,830)      6,846       24,947        3,013         (73)
                                          ===========  ===========  =========== ===========  ===========  =========== ===========

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                             Cova                    GACC                   Russell
                                          --------------------------------------  -----------  -----------------------------------

                                            Large                                               Multi-
                                             Cap       Select      International     Money      Style     Aggressive
                                            Stock      Equity         Equity        Market      Equity      Equity      Non-U.S.
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------


Investment income:
   Dividends                             $   2,094          806             739            -         -             -            -
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------

Expenses:
   Mortality and expense risk                3,106        1,542           1,648            -         -             -            -
   Administrative fee                          373          185             198            -         -             -            -
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------
       Total expenses                        3,479        1,727           1,846            -         -             -            -
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------

       Net investment income (loss)         (1,385)        (921)         (1,107)           -         -             -            -
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  1,801           85           8,442            -         -             -            -
   Realized gain distributions              26,084       10,813          10,762            -         -             -            -
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------
       Net realized gain (loss)             27,885       10,898          19,204            -         -             -            -
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------

Change in unrealized appreciation          (43,941)      (9,751)        (42,585)           5         1             3           (7)
                                          ---------  -----------  --------------  -----------  --------  ------------  -----------

       Net increase (decrease) in net
         assets from operations          $ (17,441)         226         (24,488)           5         1             3           (7)
                                          =========  ===========  ==============  ===========  ========  ============  ===========

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                 Russell                        AIM                             Alliance
                                          --------------------  --------------------------------------  ------------------------

                                                       Real                   V.I.           V.I.                       Real
                                            Core      Estate      V.I.       Capital     International    Premier      Estate
                                            Bond    Securities   Value     Appreciation     Equity        Growth     Investment
                                          --------  ----------  --------  -------------  -------------  ----------- ------------


Investment income:
   Dividends                             $      1           1         -              -              -            -            4
                                          --------  ----------  --------  -------------  -------------  ----------- ------------

Expenses:
   Mortality and expense risk                   -           -        29              7             20           64            5
   Administrative fee                           -           -         3              1              2            8            1
                                          --------  ----------  --------  -------------  -------------  ----------- ------------
       Total expenses                           -           -        32              8             22           72            6
                                          --------  ----------  --------  -------------  -------------  ----------- ------------

       Net investment income (loss)             1           1       (32)            (8)           (22)         (72)          (2)
                                          --------  ----------  --------  -------------  -------------  ----------- ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     -           -         -              -              -            -            -
   Realized gain distributions                  -           -         -              -              -            5            -
                                          --------  ----------  --------  -------------  -------------  ----------- ------------
       Net realized gain (loss)                 -           -         -              -              -            5            -
                                          --------  ----------  --------  -------------  -------------  ----------- ------------

Change in unrealized appreciation               3          11    (3,154)          (163)        (1,760)      (7,736)          67
                                          --------  ----------  --------  -------------  -------------  ----------- ------------

       Net increase (decrease) in net
         assets from operations          $      4          12    (3,186)          (171)        (1,782)      (7,803)          65
                                          ========  ==========  ========  =============  =============  =========== ============

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                            Kemper                           MFS                         Oppenheimer    Putnam
                                          ----------  -------------------------------------------------  -----------  -----------
                                                                                                                          VT
                                                                     Growth                                             Growth
                                            Small                     with      Emerging       High                       and
                                             Cap       Research      Income      Growth       Income        Bond        Income
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------


Investment income:
   Dividends                             $        -            -           -            -            -            -            -
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                     1           40           -           13            -            4           19
   Administrative fee                             -            5           -            1            -            -            2
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------
       Total expenses                             1           45           -           14            -            4           21
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------

       Net investment income (loss)              (1)         (45)          -          (14)           -           (4)         (21)
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -            -           -            -            -            -            -
   Realized gain distributions                    -            -           -            -            -            -            -
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                   -            -           -            -            -            -            -
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation                 4       (1,752)          2           32           (1)         (29)         333
                                          ----------  -----------  ----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $        3       (1,797)          2           18           (1)         (33)         312
                                          ==========  ===========  ==========  ===========  ===========  ===========  ===========

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited



                                                       Putnam                     Templeton
                                             --------------------------  ----------------------------

                                                               VT                         Developing
                                                 VT       International   International    Markets
                                               Vista         Growth        Securities     Securities       Total
                                             ----------  --------------  --------------  ------------  -------------


Investment income:
   Dividends                               $         -               -               -             -         27,466
                                             ----------  --------------  --------------  ------------  -------------

Expenses:
   Mortality and expense risk                       58              24              21             6         17,305
   Administrative fee                                7               3               2             1          2,076
                                             ----------  --------------  --------------  ------------  -------------
       Total expenses                               65              27              23             7         19,381
                                             ----------  --------------  --------------  ------------  -------------

       Net investment income (loss)                (65)            (27)            (23)           (7)         8,085
                                             ----------  --------------  --------------  ------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -               -               -             -         17,806
   Realized gain distributions                       -               -               -             -        167,335
                                             ----------  --------------  --------------  ------------  -------------
       Net realized gain (loss)                      -               -               -             -         93,022
                                             ----------  --------------  --------------  ------------  -------------

Change in unrealized appreciation                  821          (1,230)            (49)         (457)      (109,657)
                                             ----------  --------------  --------------  ------------  -------------

       Net increase (decrease) in net
         assets from operations            $       756          (1,257)            (72)         (464)        (8,550)
                                             ==========  ==============  ==============  ============  =============


See accompanying financial statements.


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                                                  Cova
                                          ---------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                 Small
                                              and         Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                            Income      Debenture     Growth     Research       Value        Bond        Stock
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $       594       11,688         (421)     (1,061)        (633)       2,750      (1,078)
     Net realized gain (loss)                 11,237          891        3,784      13,452        1,115          152       4,399
     Change in unrealized appreciation         2,185       (6,953)      (9,193)     (5,545)      24,465          111      (3,394)
       Net increase (decrease) from       -----------  -----------  ----------- -----------  -----------  ----------- -----------
         operations                           14,016        5,626       (5,830)      6,846       24,947        3,013         (73)
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                   -            -            -           -            -            -           -
   Cova redemptions                                -            -            -           -            -            -           -
   Payments received from contract
     owners                                   31,984            -       20,307       6,969       20,307            -      22,108
   Transfers between sub-accounts, net        45,314       12,700           40      39,669       31,125       (4,587)     23,273
   Transfers for contract benefits,
     terminations and insurance charges     (111,731)     (37,321)        (890)     (2,867)      (2,177)      (7,719)       (650)
       Net increase (decrease) in net
         assets from contract             -----------  -----------  ----------- -----------  -----------  ----------- -----------
         transactions                        (34,433)     (24,621)      19,457      43,771       49,255      (12,306)     44,731
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                              (20,417)     (18,995)      13,627      50,617       74,202       (9,293)     44,658

Net assets at beginning of period            577,638      236,750       47,069     106,236       64,150       65,521      86,155
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------
Net assets at end of period              $   557,221      217,755       60,696     156,853      138,352       56,228     130,813
                                          ===========  ===========  =========== ===========  ===========  =========== ===========

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                           Cova                     GACC                    Russell
                                          -------------------------------------  -----------  ------------------------------------

                                             Large                                              Multi-
                                              Cap       Select     International    Money        Style     Aggressive
                                             Stock      Equity       Equity        Market       Equity      Equity      Non-U.S.
                                          -----------  ---------  -------------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $    (1,385)      (921)        (1,107)           -            -           -            -
     Net realized gain (loss)                 27,885     10,898         19,204            -            -           -            -
     Change in unrealized appreciation       (43,941)    (9,751)       (42,585)           5            1           3           (7)
       Net increase (decrease) from       -----------  ---------  -------------  -----------  ----------- -----------  -----------
         operations                          (17,441)       226        (24,488)           5            1           3           (7)
                                          -----------  ---------  -------------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                   -          -              -            -          100         100          100
   Cova redemptions                                -          -              -            -            -           -            -
   Payments received from contract
     owners                                    3,060          -              -            -            -           -            -
   Transfers between sub-accounts, net        58,680     11,517         33,151            -            -           -            -
   Transfers for contract benefits,
     terminations and insurance charges      (16,120)    (2,124)       (37,739)           -            -           -            -
       Net increase (decrease) in net
         assets from contract             -----------  ---------  -------------  -----------  ----------- -----------  -----------
         transactions                         45,620      9,393         (4,588)           -          100         100          100
                                          -----------  ---------  -------------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                               28,179      9,619        (29,076)           5          101         103           93

Net assets at beginning of period            306,895    162,144        200,379          101            -           -            -
                                          -----------  ---------  -------------  -----------  ----------- -----------  -----------
Net assets at end of period              $   335,074    171,763        171,303          106          101         103           93
                                          ===========  =========  =============  ===========  =========== ===========  ===========

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                 Russell                       AIM                            Alliance
                                          --------------------  -------------------------------------  ------------------------

                                                       Real                   V.I.           V.I.                      Real
                                            Core      Estate      V.I.       Capital     International   Premier      Estate
                                            Bond     Securities  Value     Appreciation     Equity       Growth     Investment
                                          --------  ----------  --------  -------------  ------------  ----------- ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $      1           1       (32)            (8)          (22)         (72)          (2)
     Net realized gain (loss)                   -           -         -              -             -            5            -
     Change in unrealized appreciation          3          11    (3,154)          (163)       (1,760)      (7,736)          67
       Net increase (decrease) from
                                          --------  ----------  --------  -------------  ------------  ----------- ------------
         operations                             4          12    (3,186)          (171)       (1,782)      (7,803)          65
                                          --------  ----------  --------  -------------  ------------  ----------- ------------

Contract transactions:
   Cova payments                              100         100       100            100           100          100          100
   Cova redemptions                             -           -         -              -             -            -            -
   Payments received from contract
     owners                                     -           -    44,916         11,404        34,213      108,393       11,331
   Transfers between sub-accounts, net          -           -         -              -             -            -            -
   Transfers for contract benefits,
     terminations and insurance charges         -           -       (22)           (85)         (284)        (376)           -
       Net increase (decrease) in net
         assets from contract
                                          --------  ----------  --------  -------------  ------------  ----------- ------------
         transactions                         100         100    44,994         11,419        34,029      108,117       11,431
                                          --------  ----------  --------  -------------  ------------  ----------- ------------

       Net increase (decrease) in net
         assets                               104         112    41,808         11,248        32,247      100,314       11,496

Net assets at beginning of period               -           -         -              -             -            -            -
                                          --------  ----------  --------  -------------  ------------  ----------- ------------
Net assets at end of period              $    104         112    41,808         11,248        32,247      100,314       11,496
                                          ========  ==========  ========  =============  ============  =========== ============

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                            Kemper                            MFS                         Oppenheimer   Putnam
                                          -----------  -------------------------------------------------  ----------- -----------
                                                                                                                          VT
                                                                      Growth                                            Growth
                                             Small                     with      Emerging       High                      and
                                              Cap       Research      Income      Growth       Income        Bond       Income
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        (1)         (45)           -         (14)           -           (4)        (21)
     Net realized gain (loss)                      -            -            -           -            -            -           -
     Change in unrealized appreciation             4       (1,752)           2          32           (1)         (29)        333
       Net increase (decrease) from       -----------  -----------  ----------- -----------  -----------  ----------- -----------
         operations                                3       (1,797)           2          18           (1)         (33)        312
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                 100          100          100         100          100          100         100
   Cova redemptions                                -            -            -           -            -            -           -
   Payments received from contract
     owners                                        -       71,417            -      20,528            -        5,196      34,458
   Transfers between sub-accounts, net             -            -            -           -            -            -           -
   Transfers for contract benefits,
     terminations and insurance charges            -         (382)           -        (350)           -            -           -
       Net increase (decrease) in net
         assets from contract             -----------  -----------  ----------- -----------  -----------  ----------- -----------
         transactions                            100       71,135          100      20,278          100        5,296      34,558
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                                  103       69,338          102      20,296           99        5,263      34,870

Net assets at beginning of period                  -            -            -           -            -            -           -
                                          -----------  -----------  ----------- -----------  -----------  ----------- -----------
Net assets at end of period              $       103       69,338          102      20,296           99        5,263      34,870
                                          ===========  ===========  =========== ===========  ===========  =========== ===========


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited



                                                        Putnam                   Templeton
                                             -------------------------- ----------------------------

                                                               VT                       Developing
                                                 VT       International  International    Markets
                                               Vista         Growth      Securities     Securities        Total
                                             ----------  -------------- -------------  -------------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $       (65)            (27)          (23)            (7)         8,085
     Net realized gain (loss)                        -               -             -              -         93,022
     Change in unrealized appreciation             821          (1,230)          (49)          (457)      (109,657)
       Net increase (decrease) from          ----------  -------------- -------------  -------------  -------------
         operations                                756          (1,257)          (72)          (464)        (8,550)
                                             ----------  -------------- -------------  -------------  -------------

Contract transactions:
   Cova payments                                   100             100           100            100          2,100
   Cova redemptions                                  -               -             -              -              -
   Payments received from contract                   -               -             -              -
     owners                                    235,377          41,718        39,353         14,293        777,332
   Transfers between sub-accounts, net               -               -             -              -        250,882
   Transfers for contract benefits,                  -               -             -              -
     terminations and insurance charges           (135)              -           (87)             -       (221,059)
       Net increase (decrease) in net
         assets from contract                ----------  -------------- -------------  -------------  -------------
         transactions                          235,342          41,818        39,366         14,393        809,255
                                             ----------  -------------- -------------  -------------  -------------

       Net increase (decrease) in net
         assets                                236,098          40,561        39,294         13,929        800,705

Net assets at beginning of period                    -               -             -              -      1,853,038
                                             ----------  -------------- -------------  -------------  -------------
Net assets at end of period                $   236,098          40,561        39,294         13,929      2,653,743
                                             ==========  ============== =============  =============  =============


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999




                                                                                    Cova
                                           ---------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                 Small
                                              and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research     Value         Bond        Stock
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------


Investment income:
   Dividends                             $         -        3,910            -          103          53          722          169
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                  5,724        2,547          308          831         488          827          700
   Administrative fee                            687          306           37          100          59           99           84
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                          6,411        2,853          345          931         547          926          784
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (expense)        (6,411)       1,057         (345)        (828)       (494)        (204)        (615)
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain on investments:
   Realized gain on sale of portfolio
     shares                                    1,698           42          104          142          23          144           65
   Realized gain distributions                     -        1,267            -            -           -          361            -
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain                       1,698        1,309          104          142          23          505           65
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation             55,182        2,221        9,454       17,889       2,817       (2,260)      26,658
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $    50,469        4,587        9,213       17,203       2,346       (1,959)      26,108
                                           ==========  ===========  ===========  =========== ===========  ===========  ===========


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999




                                                          Cova                          GACC      Lord Abbett
                                           ----------------------------------------- -----------  -----------

                                             Large                                                  Growth
                                              Cap        Select      International     Money         and
                                             Stock       Equity         Equity         Market       Income       Total
                                           ----------  -----------  ---------------- -----------  -----------  -----------


Investment income:
   Dividends                             $       311          369               724           -            -        6,361
                                           ----------  -----------  ---------------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                  2,852        1,704             1,739         214           87       18,021
   Administrative fee                            342          204               209          26           10        2,163
                                           ----------  -----------  ---------------- -----------  -----------  -----------
       Total expenses                          3,194        1,908             1,948         240           97       20,184
                                           ----------  -----------  ---------------- -----------  -----------  -----------

       Net investment income (expense)        (2,883)      (1,539)           (1,224)       (240)         (97)     (13,823)
                                           ----------  -----------  ---------------- -----------  -----------  -----------

Net realized gain on investments:
   Realized gain on sale of portfolio
     shares                                    1,093          159               277         846       16,931       21,524
   Realized gain distributions                 6,787       12,513             1,936           -            -       22,864
                                           ----------  -----------  ---------------- -----------  -----------  -----------
       Net realized gain                       7,880       12,672             2,213         846       16,931       44,388
                                           ----------  -----------  ---------------- -----------  -----------  -----------

Change in unrealized appreciation             30,178         (440)           38,202          (6)      (2,381)     177,514
                                           ----------  -----------  ---------------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $    35,175       10,693            39,191         600       14,453      208,079
                                           ==========  ===========  ================ ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                    Cova
                                           ---------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                Large                                 Small
                                              and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                            Income      Debenture     Growth      Research     Value         Bond        Stock
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $    (6,411)       1,057         (345)        (828)       (494)        (204)        (615)
     Net realized gain                         1,698        1,309          104          142          23          505           65
     Change in unrealized appreciation        55,182        2,221        9,454       17,889       2,817       (2,260)      26,658
       Net increase (decrease) from        ----------  -----------  -----------  ----------- -----------  -----------  -----------
         operations                           50,469        4,587        9,213       17,203       2,346       (1,959)      26,108
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -            -           -            -            -
   Cova redemptions                                -            -            -            -           -            -            -
   Payments received from contract
     owners                                   90,778       41,228       12,849       42,395       9,150            -        3,822
   Transfers between sub-accounts
     (including fixed account), net          442,801       35,530       23,161       14,994      37,227        4,632       22,564
   Transfers for contract benefits,
     terminations and insurance charges       (6,410)      (5,378)           1         (434)        (94)      (5,764)         (48)
       Net increase (decrease) in net
         assets from contract              ----------  -----------  -----------  ----------- -----------  -----------  -----------
         transactions                        527,169       71,380       36,011       56,955      46,283       (1,132)      26,338
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                              577,638       75,967       45,224       74,158      48,629       (3,091)      52,446

Net assets at beginning of period                  -      160,783        1,844       32,078      15,521       68,612       33,709
                                           ----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period              $   577,638      236,750       47,068      106,236      64,150       65,521       86,155
                                           ==========  ===========  ===========  =========== ===========  ===========  ===========


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                          Cova                        GACC      Lord Abbett
                                           --------------------------------------  -----------  -----------

                                             Large                                                Growth
                                              Cap        Select     International    Money         and
                                             Stock       Equity        Equity        Market       Income       Total
                                           ----------  -----------  -------------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $    (2,883)      (1,539)        (1,224)        (240)         (97)    (13,823)
     Net realized gain                         7,880       12,672          2,213          846       16,931      44,388
     Change in unrealized appreciation        30,178         (440)        38,202           (6)      (2,381)    177,514
       Net increase (decrease) from        ----------  -----------  -------------  -----------  -----------  ----------
         operations                           35,175       10,693         39,191          600       14,453     208,079
                                           ----------  -----------  -------------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                   -            -              -          100            -         100
   Cova redemptions                                -            -              -            -            -           -
   Payments received from contract
     owners                                   77,295       20,000         13,209            -        1,382     312,108
   Transfers between sub-accounts
     (including fixed account), net           71,124       43,240         59,115      (24,606)    (328,602)    401,180
   Transfers for contract benefits,
     terminations and insurance charges       (6,781)        (239)          (788)           -            9     (25,926)
       Net increase (decrease) in net
         assets from contract              ----------  -----------  -------------  -----------  -----------  ----------
         transactions                        141,638       63,001         71,536      (24,506)    (327,211)    687,462
                                           ----------  -----------  -------------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                              176,813       73,694        110,727      (23,906)    (312,758)    895,541

Net assets at beginning of period            130,082       88,450         89,651       24,008      312,758     957,496
                                           ----------  -----------  -------------  -----------  -----------  ----------
Net assets at end of period              $   306,895      162,144        200,378          102            -   1,853,037
                                           ==========  ===========  =============  ===========  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(1)    ORGANIZATION

       First Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First Cova Life Insurance Company (FCLIC) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FCLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FCLIC.

            Cova Series Trust (Trust)                                                   10 portfolios
            General American Capital Company (GACC)                                      1 portfolio
            Russell Insurance Funds (Russell)                                            5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                                     3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)                      2 portfolios
            Kemper Variable Series (Kemper)                                              1 portfolio
            MFS Variable Insurance Trust (MFS)                                           4 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                             1 portfolio
            Putnam Variable Trust (Putnam)                                               3 portfolios
            Franklin Templeton Variable Insurance Products Trust (Templeton)             2 portfolios


(2)    SIGNIFICANT ACCOUNTING POLICIES

       (A)  INVESTMENT VALUATION

            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS

            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

       (C)  FEDERAL INCOME TAXES

            The operations of the Separate Account are included in the federal income tax return of FCLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FCLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

                                                                     (Continued)

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(3)    SEPARATE ACCOUNT EXPENSES

       FCLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by FCLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES

       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. FCLIC deducted surrender fees of $7,067 from the Separate Account during the period ending September 30, 2000.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. FCLIC deducted contract maintenance and surrender fees of $629 from the Separate Account during the period ended September 30, 2000.

       Currently, FCLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. FCLIC reserves the right to deduct premium taxes when incurred.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:

       Cova Lord Abbett Growth and Income                     $ 499,854
       Cova Bond Debenture                                      219,868
       Cova Developing Growth                                    60,314
       Cova Large Cap Research                                  141,552
       Cova Mid-Cap Value                                       110,983
       Cova Quality Bond                                         55,336
       Cova Small Cap Stock                                     107,156
       Cova Large Cap Stock                                     327,130
       Cova Select Equity                                       171,345
       Cova International Equity                                170,559
       GACC Money Market                                             96
       Russell Multi-Style Equity                                   100
       Russell Aggressive Equity                                    100
       Russell Non-U.S.                                             100
       Russell Core Bond                                            102
       Russell Real Estate Securities                               101
       AIM V.I. Value                                            44,994
       AIM V.I. Capital Appreciation                             11,419
       AIM V.I. International Equity                             34,029
       Alliance Premier Growth                                  108,122
       Alliance Real Estate Investment                           11,435
       Kemper Small Cap Value                                        99
       MFS Research                                              71,134
       MFS Growth with Income                                       100
       MFS Emerging Growth                                       20,278
       MFS High Income                                              100
       Oppenheimer Bond                                           5,296
       Putnam VT Growth and Income                               34,558
       Putnam VT Vista                                          235,342
       Putnam VT International Growth                            41,818
       Templeton International Securities                        39,366
       Templeton Developing Markets Securities                   14,393
                                                         ---------------
                                                            $ 2,537,179
                                                         ===============

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
(Unaudited)


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                     Commenced                           Accumulation Unit Value
                                                                       ------------------------------------------------------
                                                     Operations          9/30/00      12/31/99      12/31/98      12/31/97
                                                     -----------       ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income               01/08/99      $   41.283708     39.456238             -             -
      Cova Bond Debenture                              05/15/97          14.126735     13.765717     13.496763     12.882042
      Cova Developing Growth                           11/23/98          12.539906     14.452824     11.068002             -
      Cova Large Cap Research                          03/03/98          15.019488     14.635296     11.825475             -
      Cova Mid-Cap Value                               03/04/98          14.293251     10.875326     10.437999             -
      Cova Quality Bond                                05/15/97          12.198370     11.567101     11.914486     11.155130
      Cova Small Cap Stock                             03/17/97          18.247932     17.933548     12.583415     13.492111
      Cova Large Cap Stock                             03/11/97          21.335217     22.548635     19.428714     14.889594
      Cova Select Equity                               03/11/97          18.402396     18.384195     16.987197     14.053502
      Cova International Equity                        03/11/97          14.151145     16.337166     12.891430     11.462941
      GACC Money Market                                12/28/98          12.062173     11.558870     11.109941             -
      Russell Multi-Style Equity                       05/01/00          10.059000             -             -             -
      Russell Aggressive Equity                        05/01/00          10.255000             -             -             -
      Russell Non-U.S.                                 05/01/00           9.281000             -             -             -
      Russell Core Bond                                05/01/00          10.446000             -             -             -
      Russell Real Estate Securities                   05/01/00          11.218000             -             -             -
      AIM V.I. Value                                   05/01/00           8.814027             -             -             -
      AIM V.I. Capital Appreciation                    05/01/00          10.760434             -             -             -
      AIM V.I. International Equity                    05/01/00           8.998590             -             -             -
      Alliance Premier Growth                          05/01/00           9.198311             -             -             -
      Alliance Real Estate Investment                  05/01/00          11.120522             -             -             -
      Kemper Small Cap Value                           05/01/00          10.336000             -             -             -
      MFS Research                                     05/01/00          10.266725             -             -             -
      MFS Growth with Income                           05/01/00          10.200000             -             -             -
      MFS Emerging Growth                              05/01/00           9.961151             -             -             -
      MFS High Income                                  05/01/00           9.922000             -             -             -
      Oppenheimer Bond                                 05/01/00          10.349863             -             -             -
      Putnam VT Growth and Income                      05/01/00          10.435420             -             -             -
      Putnam VT Vista                                  05/01/00          10.570469             -             -             -
      Putnam VT International Growth                   05/01/00           9.328165             -             -             -
      Templeton International Securities               05/01/00          10.189225             -             -             -
      Templeton Developing Markets Securities          05/01/00           8.741144             -             -             -


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
(Unaudited)


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                     Commenced                         Net Assets (in thousands)
                                                                       ------------------------------------------------------
                                                     Operations          9/30/00      12/31/99      12/31/98      12/31/97
                                                     -----------       ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income               01/08/99      $         557           578             -             -
      Cova Bond Debenture                              05/15/97                218           237           161           115
      Cova Developing Growth                           11/23/98                 61            47             2             -
      Cova Large Cap Research                          03/03/98                157           106            32             -
      Cova Mid-Cap Value                               03/04/98                138            64            16             -
      Cova Quality Bond                                05/15/97                 56            66            69            23
      Cova Small Cap Stock                             03/17/97                131            86            34             7
      Cova Large Cap Stock                             03/11/97                335           307           130            42
      Cova Select Equity                               03/11/97                172           162            88            19
      Cova International Equity                        03/11/97                171           200            90            44
      GACC Money Market                                12/28/98                  -             -            24             -
      Russell Multi-Style Equity                       05/01/00                  -             -             -             -
      Russell Aggressive Equity                        05/01/00                  -             -             -             -
      Russell Non-U.S.                                 05/01/00                  -             -             -             -
      Russell Core Bond                                05/01/00                  -             -             -             -
      Russell Real Estate Securities                   05/01/00                  -             -             -             -
      AIM V.I. Value                                   05/01/00                 42             -             -             -
      AIM V.I. Capital Appreciation                    05/01/00                 11             -             -             -
      AIM V.I. International Equity                    05/01/00                 32             -             -             -
      Alliance Premier Growth                          05/01/00                100             -             -             -
      Alliance Real Estate Investment                  05/01/00                 11             -             -             -
      Kemper Small Cap Value                           05/01/00                  -             -             -             -
      MFS Research                                     05/01/00                 69             -             -             -
      MFS Growth with Income                           05/01/00                  -             -             -             -
      MFS Emerging Growth                              05/01/00                 20             -             -             -
      MFS High Income                                  05/01/00                  -             -             -             -
      Oppenheimer Bond                                 05/01/00                  5             -             -             -
      Putnam VT Growth and Income                      05/01/00                 35             -             -             -
      Putnam VT Vista                                  05/01/00                236             -             -             -
      Putnam VT International Growth                   05/01/00                 41             -             -             -
      Templeton International Securities               05/01/00                 39             -             -             -
      Templeton Developing Markets Securities          05/01/00                 14             -             -             -

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
(Unaudited)


(6)   UNIT FAIR VALUE, CONTINUED:

                                                     Commenced                             Total Return*
                                                                       ------------------------------------------------------
                                                     Operations           2000          1999          1998          1997
                                                     -----------       ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income               01/08/99              4.63%        -0.16%             -             -
      Cova Bond Debenture                              05/15/97              2.62%        -1.48%         4.77%         9.71%
      Cova Developing Growth                           11/23/98            -13.24%         8.07%         8.57%             -
      Cova Large Cap Research                          03/03/98              2.63%         8.12%         8.01%             -
      Cova Mid-Cap Value                               03/04/98             31.43%         2.06%        -5.54%             -
      Cova Quality Bond                                05/15/97              5.46%        -2.56%         6.81%         6.79%
      Cova Small Cap Stock                             03/17/97              1.75%         5.87%        -6.74%        23.53%
      Cova Large Cap Stock                             03/11/97             -5.38%         3.93%        30.49%        20.08%
      Cova Select Equity                               03/11/97              0.10%        -4.06%        20.88%        19.47%
      Cova International Equity                        03/11/97            -13.38%         7.46%        12.46%         2.87%
      GACC Money Market                                12/28/98              4.35%         2.72%             -             -
      Russell Multi-Style Equity                       05/01/00              0.59%             -             -             -
      Russell Aggressive Equity                        05/01/00              2.55%             -             -             -
      Russell Non-U.S.                                 05/01/00             -7.19%             -             -             -
      Russell Core Bond                                05/01/00              4.46%             -             -             -
      Russell Real Estate Securities                   05/01/00             12.18%             -             -             -
      AIM V.I. Value                                   05/01/00            -11.86%             -             -             -
      AIM V.I. Capital Appreciation                    05/01/00              7.60%             -             -             -
      AIM V.I. International Equity                    05/01/00            -10.01%             -             -             -
      Alliance Premier Growth                          05/01/00             -8.02%             -             -             -
      Alliance Real Estate Investment                  05/01/00             11.21%             -             -             -
      Kemper Small Cap Value                           05/01/00              3.36%             -             -             -
      MFS Research                                     05/01/00              2.67%             -             -             -
      MFS Growth with Income                           05/01/00              2.00%             -             -             -
      MFS Emerging Growth                              05/01/00             -0.39%             -             -             -
      MFS High Income                                  05/01/00             -0.78%             -             -             -
      Oppenheimer Bond                                 05/01/00              3.50%             -             -             -
      Putnam VT Growth and Income                      05/01/00              4.35%             -             -             -
      Putnam VT Vista                                  05/01/00              5.70%             -             -             -
      Putnam VT International Growth                   05/01/00             -6.72%             -             -             -
      Templeton International Securities               05/01/00              1.89%             -             -             -
      Templeton Developing Markets Securities          05/01/00            -12.59%             -             -             -


*     The total return does not include contract fees.  The total return is not annualized.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
(Unaudited)


(6)   UNIT FAIR VALUE, CONTINUED:

                                                     Commenced                   Expense as a % of Average Net Assets**
                                                                       --------------------------------------------------------
                                                     Operations           2000          1999          1998          1997
                                                     -----------       ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income               01/08/99              1.40%         1.40%             -             -
      Cova Bond Debenture                              05/15/97              1.40%         1.40%         1.40%         1.40%
      Cova Developing Growth                           11/23/98              1.40%         1.40%         1.40%             -
      Cova Large Cap Research                          03/03/98              1.40%         1.40%         1.40%             -
      Cova Mid-Cap Value                               03/04/98              1.40%         1.40%         1.40%             -
      Cova Quality Bond                                05/15/97              1.40%         1.40%         1.40%         1.40%
      Cova Small Cap Stock                             03/17/97              1.40%         1.40%         1.40%         1.40%
      Cova Large Cap Stock                             03/11/97              1.40%         1.40%         1.40%         1.40%
      Cova Select Equity                               03/11/97              1.40%         1.40%         1.40%         1.40%
      Cova International Equity                        03/11/97              1.40%         1.40%         1.40%         1.40%
      GACC Money Market                                12/28/98              1.40%         1.40%             -             -
      Russell Multi-Style Equity                       05/01/00              1.40%             -             -             -
      Russell Aggressive Equity                        05/01/00              1.40%             -             -             -
      Russell Non-U.S.                                 05/01/00              1.40%             -             -             -
      Russell Core Bond                                05/01/00              1.40%             -             -             -
      Russell Real Estate Securities                   05/01/00              1.40%             -             -             -
      AIM V.I. Value                                   05/01/00              1.40%             -             -             -
      AIM V.I. Capital Appreciation                    05/01/00              1.40%             -             -             -
      AIM V.I. International Equity                    05/01/00              1.40%             -             -             -
      Alliance Premier Growth                          05/01/00              1.40%             -             -             -
      Alliance Real Estate Investment                  05/01/00              1.40%             -             -             -
      Kemper Small Cap Value                           05/01/00              1.40%             -             -             -
      MFS Research                                     05/01/00              1.40%             -             -             -
      MFS Growth with Income                           05/01/00              1.40%             -             -             -
      MFS Emerging Growth                              05/01/00              1.40%             -             -             -
      MFS High Income                                  05/01/00              1.40%             -             -             -
      Oppenheimer Bond                                 05/01/00              1.40%             -             -             -
      Putnam VT Growth and Income                      05/01/00              1.40%             -             -             -
      Putnam VT Vista                                  05/01/00              1.40%             -             -             -
      Putnam VT International Growth                   05/01/00              1.40%             -             -             -
      Templeton International Securities               05/01/00              1.40%             -             -             -
      Templeton Developing Markets Securities          05/01/00              1.40%             -             -             -


**    annualized

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending
      September 30, 2000 and the year ending December 31, 1999 follows:

                                                                                         Realized Gain (Loss)
                                                                 -----------------------------------------------------------------
                                                                       Aggregate             Aggregate Cost
                                                   Year or        Proceeds from Sales        of Fund Shares           Realized
                                                   Period            of Fund Shares             Redeemed             Gain (Loss)
                                                  ----------     ----------------------     -----------------      ---------------


      Cova Lord Abbett Growth and Income            2000                  $ 144,241             $ 141,147              $ 3,094
                                                    1999                     45,506                43,808                1,698

      Cova Bond Debenture                           2000                     42,739                41,848                  891
                                                    1999                      5,846                 5,804                   42

      Cova Developing Growth                        2000                     10,447                 8,497                1,950
                                                    1999                      3,945                 3,841                  104

      Cova Large Cap Research                       2000                      4,007                 3,506                  501
                                                    1999                      1,385                 1,243                  142

      Cova Mid-Cap Value                            2000                      9,522                 8,987                  535
                                                    1999                        484                   461                   23

      Cova Quality Bond                             2000                     12,923                12,771                  152
                                                    1999                      6,688                 6,544                  144

      Cova Small Cap Stock                          2000                      1,658                 1,303                  355
                                                    1999                        873                   808                   65

      Cova Large Cap Stock                          2000                     17,327                15,526                1,801
                                                    1999                      7,899                 6,806                1,093

      Cova Select Equity                            2000                      3,728                 3,643                   85
                                                    1999                      2,424                 2,265                  159

      Cova International Equity                     2000                     40,733                32,291                8,442
                                                    1999                      2,628                 2,351                  277

      GACC Money Market                             2000                          -                     -                    -
                                                    1999                     24,749                23,903                  846

      Russell Multi-Style Equity                    2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Russell Aggressive Equity                     2000                          -                     -                    -
                                                    1999                          -                     -                    -



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                         Realized Gain (Loss)
                                                                 -----------------------------------------------------------------
                                                                       Aggregate             Aggregate Cost
                                                   Year or        Proceeds from Sales        of Fund Shares           Realized
                                                   Period            of Fund Shares             Redeemed             Gain (Loss)
                                                  ----------     ----------------------     -----------------      ---------------


      Russell Non-U.S.                              2000                        $ -                   $ -                  $ -
                                                    1999                          -                     -                    -

      Russell Core Bond                             2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Russell Real Estate Securities                2000                          -                     -                    -
                                                    1999                          -                     -                    -

      AIM V.I. Value                                2000                          -                     -                    -
                                                    1999                          -                     -                    -

      AIM V.I. Capital Appreciation                 2000                          -                     -                    -
                                                    1999                          -                     -                    -

      AIM V.I. International Equity                 2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Alliance Premier Growth                       2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Alliance Real Estate Investment               2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Kemper Small Cap Value                        2000                          -                     -                    -
                                                    1999                          -                     -                    -

      MFS Research                                  2000                          -                     -                    -
                                                    1999                          -                     -                    -

      MFS Growth with Income                        2000                          -                     -                    -
                                                    1999                          -                     -                    -

      MFS Emerging Growth                           2000                          -                     -                    -
                                                    1999                          -                     -                    -

      MFS High Income                               2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Oppenheimer Bond                              2000                          -                     -                    -
                                                    1999                          -                     -                    -


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                             Realized Gain (Loss)
                                                                 -----------------------------------------------------------------
                                                                       Aggregate             Aggregate Cost
                                                   Year or        Proceeds from Sales        of Fund Shares           Realized
                                                   Period            of Fund Shares             Redeemed             Gain (Loss)
                                                  ----------     ----------------------     -----------------      ---------------


      Putnam VT Growth and Income                   2000                        $ -                   $ -                  $ -
                                                    1999                          -                     -                    -

      Putnam VT Vista                               2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Putnam VT International Growth                2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Templeton International Securities            2000                          -                     -                    -
                                                    1999                          -                     -                    -

      Templeton Developing Markets Securities       2000                          -                     -                    -
                                                    1999                          -                     -                    -



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   CHANGE IN UNREALIZED APPRECIATION:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                 -----------------------------------------------------------------
                                                                      Appreciation            Appreciation
                                                   Year or           (Depreciation)          (Depreciation)
                                                   Period            End of Period           Beginning of Period       Change
                                                  ----------     ----------------------     -----------------      ---------------


      Cova Lord Abbett Growth and Income            2000                   $ 57,367              $ 55,182              $ 2,185
                                                    1999                     55,182                     -               55,182

      Cova Bond Debenture                           2000                     (2,113)                4,840               (6,953)
                                                    1999                      4,840                 2,619                2,221

      Cova Developing Growth                        2000                        382                 9,575               (9,193)
                                                    1999                      9,575                   121                9,454

      Cova Large Cap Research                       2000                     15,301                20,846               (5,545)
                                                    1999                     20,846                 2,957               17,889

      Cova Mid-Cap Value                            2000                     27,369                 2,904               24,465
                                                    1999                      2,904                    87                2,817

      Cova Quality Bond                             2000                        892                   781                  111
                                                    1999                        781                 3,041               (2,260)

      Cova Small Cap Stock                          2000                     23,657                27,051               (3,394)
                                                    1999                     27,051                   393               26,658

      Cova Large Cap Stock                          2000                      7,944                51,885              (43,941)
                                                    1999                     51,885                21,707               30,178

      Cova Select Equity                            2000                        418                10,169               (9,751)
                                                    1999                     10,169                10,609                 (440)

      Cova International Equity                     2000                        744                43,329              (42,585)
                                                    1999                     43,329                 5,127               38,202

      GACC Money Market                             2000                         10                     5                    5
                                                    1999                          5                    11                   (6)

      Russell Aggressive Equity                     2000                          1                     -                    1
                                                    1999                          -                     -                    -

      Russell Aggressive Equity Fund                2000                          3                     -                    3
                                                    1999                          -                     -                    -

      Russell Non-U.S.                              2000                         (7)                    -                   (7)
                                                    1999                          -                     -                    -

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                 -----------------------------------------------------------------
                                                                      Appreciation            Appreciation
                                                   Year or           (Depreciation)          (Depreciation)
                                                   Period            End of Period           Beginning of Period       Change
                                                  ----------     ----------------------     -----------------      ---------------


      Russell Core Bond                             2000                        $ 3                   $ -                  $ 3
                                                    1999                          -                     -                    -

      Russell Real Estate Securities                2000                         11                     -                   11
                                                    1999                          -                     -                    -

      AIM V.I. Value                                2000                     (3,154)                    -               (3,154)
                                                    1999                          -                     -                    -

      AIM V.I. Capital Appreciation                 2000                       (163)                    -                 (163)
                                                    1999                          -                     -                    -

      AIM V.I. International Equity                 2000                     (1,760)                    -               (1,760)
                                                    1999                          -                     -                    -

      Alliance Premier Growth                       2000                     (7,736)                    -               (7,736)
                                                    1999                          -                     -                    -

      Alliance Real Estate Investment               2000                         67                     -                   67
                                                    1999                          -                     -                    -

      Kemper Small Cap Value                        2000                          4                     -                    4
                                                    1999                          -                     -                    -

      MFS Research                                  2000                     (1,752)                    -               (1,752)
                                                    1999                          -                     -                    -

      MFS Growth with Income                        2000                          2                     -                    2
                                                    1999                          -                     -                    -

      MFS Emerging Growth                           2000                         32                     -                   32
                                                    1999                          -                     -                    -

      MFS High Income                               2000                         (1)                    -                   (1)
                                                    1999                          -                     -                    -

      Oppenheimer Bond                              2000                        (29)                    -                  (29)
                                                    1999                          -                     -                    -

      Putnam VT Growth and Income                   2000                        333                     -                  333
                                                    1999                          -                     -                    -

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                 Unrealized Appreciation (Depreciation)
                                                                 -----------------------------------------------------------------
                                                                      Appreciation            Appreciation
                                                   Year or           (Depreciation)          (Depreciation)
                                                   Period            End of Period         Beginning of Period         Change
                                                  ----------     ----------------------     -----------------      ---------------


      Putnam VT Vista                               2000                      $ 821                   $ -                $ 821
                                                    1999                          -                     -                    -

      Putnam VT International Growth                2000                     (1,230)                    -               (1,230)
                                                    1999                          -                     -                    -

      Templeton International Securities            2000                        (49)                    -                  (49)
                                                    1999                          -                     -                    -

      Templeton Developing Markets Securities       2000                       (457)                    -                 (457)
                                                    1999                          -                     -                    -


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)   UNITS OUTSTANDING

                                                    09/30/00        12/31/99        12/31/98        12/31/97
                                                  --------------  --------------  --------------  --------------

      Sub-account accumulation units:
       Cova Lord Abbett Growth and Income              13,497          14,640           9,112           5,547
       Cova Bond Debenture                             15,414          17,199          11,913           8,928
       Cova Developing Growth                           4,840           3,257             167               -
       Cova Large Cap Research                         10,443           7,259           2,713               -
       Cova Mid-Cap Value                               9,679           5,899           1,487               -
       Cova Quality Bond                                4,609           5,664           5,759           2,068
       Cova Small Cap Stock                             7,169           4,804           2,679             530
       Cova Large Cap Stock                            15,705          13,610           6,695           2,807
       Cova Select Equity                               9,334           8,820           5,207           1,321
       Cova International Equity                       12,105          12,265           6,954           3,836
       GACC Money Market                                    9               -           2,161               -
       Russell Multi-Style Equity                          10               -               -               -
       Russell Aggressive Equity                           10               -               -               -
       Russell Non-U.S.                                    10               -               -               -
       Russell Core Bond                                   10               -               -               -
       Russell Real Estate Securities                      10               -               -               -
       AIM V.I. Value                                   4,743               -               -               -
       AIM V.I. Capital Appreciation                    1,045               -               -               -
       AIM V.I. International Equity                    3,584               -               -               -
       Alliance Premier Growth                         10,906               -               -               -
       Alliance Real Estate Investment                  1,034               -               -               -
       Kemper Small Cap Value                              10               -               -               -
       MFS Research                                     6,754               -               -               -
       MFS Growth with Income                              10               -               -               -
       MFS Emerging Growth                              2,038               -               -               -
       MFS High Income                                     10               -               -               -
       Oppenheimer Bond                                   509               -               -               -
       Putnam VT Growth and Income                      3,342               -               -               -
       Putnam VT Vista                                 22,336               -               -               -
       Putnam VT International Growth                   4,348               -               -               -
       Templeton International Securities               3,856               -               -               -
       Templeton Developing Markets Securities          1,594               -               -               -





                        FIRST COVA LIFE INSURANCE COMPANY

              Statutory Statements of Admitted Assets, Liabilities,
                          and Capital Stock and Surplus

                        (In thousands, except share data)


                                                                                September 30,
                                                                                     2000         December 31,
              Admitted Assets                                                     Unaudited           1999
                                                                                ---------------  ---------------

Bonds                                                                         $         62,708           54,543
Other invested asset                                                                    11,353              520
Cash and short-term investments                                                          3,130            1,169
                                                                                ---------------  ---------------

              Total cash and investments                                                77,191           56,232
                                                                                ---------------  ---------------

Investment income due and accrued                                                          794              803
Receivable from securities                                                               1,960               --
Other assets                                                                                21                1
                                                                                ---------------  ---------------

              Total admitted assets excluding Separate Account assets                   79,966           57,036

Separate Account assets                                                                  2,654            1,853
                                                                                ---------------  ---------------

              Total admitted assets                                           $         82,620           58,889
                                                                                ===============  ===============

              Liabilities and Capital Stock and Surplus

Aggregate reserve for life policies and annuity contracts                     $         42,634           21,918
Supplementary contracts without life contingencies                                         291              331
Life policy and annuity contract claims                                                     (1)              (1)
Interest maintenance reserve                                                             3,638            3,516
Commissions and expense allowance payable                                                   59               --
General expenses due or accrued                                                             24              114
Transfers to Separate Accounts due or accrued                                              (89)             (54)
Taxes, licenses, and fees due or accrued
    excluding Federal income taxes                                                         300              225
Federal income taxes                                                                     1,103            1,103
Remittances and items not allocated                                                      1,644               14
Asset valuation reserve                                                                    436              472
Payable to parent, subsidiaries, and affiliates                                             25               19
Checks outstanding                                                                         161              141
Accounts payable - security purchases                                                      797               --
                                                                                ---------------  ---------------

              Total liabilities excluding Separate Account liabilities                  51,022           27,798

Separate Account liabilities                                                             2,652            1,853
                                                                                ---------------  ---------------

              Total liabilities                                                         53,674           29,651
                                                                                ---------------  ---------------

Common capital stock, $10 par value.  Authorized,
    issued, and outstanding 200,000 shares                                               2,000            2,000
Gross paid-in and contributed surplus                                                   11,501           11,501
Unassigned surplus                                                                      15,445           15,737
                                                                                ---------------  ---------------

              Total capital stock and surplus                                           28,946           29,238
                                                                                ---------------  ---------------

              Total liabilities and capital stock and surplus                 $         82,620           58,889
                                                                                ===============  ===============


See accompanying notes to unaudited statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                 Statutory Statements of Operations (Unaudited)

                                 (In thousands)


                                                                                     Nine Months Ended        Three Months Ended
                                                                                        September 30,            September 30,
                                                                                      2000        1999         2000         1999
                                                                                   -----------  ----------  -----------  -----------

Income:
   Deposit-type funds                                                            $     26,026         847       25,991          342
   Considerations for supplementary contracts without life contingencies                    9         106           --           19
   Net investment income                                                                2,951       3,225        1,015          989
   Amortization of interest maintenance reserve                                          (131)       (171)         (44)         (58)
   Separate Account administration fee income                                              18          15            5            6
                                                                                   -----------  ----------  -----------  -----------

       Total income                                                                    28,873       4,022       26,967        1,298
                                                                                   -----------  ----------  -----------  -----------

Benefits and expenses:
   Annuity benefits                                                                       389         238            1           78
   Surrender benefits and other fund withdrawals                                        5,293       8,183        1,364        2,877
   Payment on supplementary contracts without life contingencies                           64          62           12           13
   Increase (decrease) in aggregate reserves
     for life policies and annuity contracts                                           20,716      (7,186)      24,465       (2,460)
   Increase (decrease) in reserve for supplementary
     contracts without life contingencies                                                 (41)         53           (8)          11
   Commissions on premiums, annuity
     considerations and deposit-type funds                                              1,308          35        1,302           17
   General insurance expenses                                                             440         399          157          157
   Insurance taxes, licenses, and fees,
     excluding Federal income taxes                                                       110           4           75           (6)
   Net transfers to Separate Accounts                                                     771         578          774          165
   Other expenses                                                                          25          --           25           --
                                                                                   -----------  ----------  -----------  -----------

       Total benefits and expenses                                                     29,075       2,366       28,167          852
                                                                                   -----------  ----------  -----------  -----------

(Loss) income from operations before Federal income taxes
   and realized capital gains                                                            (202)      1,656       (1,200)         446

Federal income tax (benefit) expense,
   excluding tax on capital gains                                                           5        (240)        (150)        (751)
                                                                                   -----------  ----------  -----------  -----------

       Net (loss) gain from operations before realized capital gains                     (207)      1,896       (1,050)       1,197

Realized capital gains                                                                     --          --            8           --
                                                                                   -----------  ----------  -----------  -----------

       Net (loss) income                                                         $       (207)      1,896       (1,042)       1,197
                                                                                   ===========  ==========  ===========  ===========


See accompanying notes to unaudited statutory financial statements.

                                  FIRST COVA LIFE INSURANCE COMPANY

                          Statutory Statements of Capital Stock and Surplus

                                            (In thousands)


                                                                        September 30,
                                                                            2000         December 31,
                                                                         Unaudited           1999
                                                                       ---------------  ---------------

Capital stock - balance at beginning and end of year                 $          2,000            2,000
                                                                       ---------------  ---------------

Gross paid-in and contributed surplus -
   balance at beginning and end of year                                        11,501           11,501
                                                                       ---------------  ---------------

Unassigned surplus:
   Balance at beginning of year                                                15,737           13,340
   Net income                                                                    (207)           2,346
   Change in non-admitted assets                                                 (121)              --
   Change in asset valuation reserve                                               36               51
                                                                       ---------------  ---------------

Balance at end of year                                                         15,445           15,737
                                                                       ---------------  ---------------

           Total capital stock and surplus                           $         28,946           29,238
                                                                       ===============  ===============


See accompanying notes to unaudited statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                  Statutory Statements of Cash Flow (Unaudited)

                                 (In thousands)


                                                                                               Nine Months Ended
                                                                                                  September 30,
                                                                                               2000       1999
                                                                                             ---------  ----------

Cash from operations:
   Deposit-type funds                                                                      $   26,026         847
   Considerations for supplementary contracts without life contingencies                            9         106
   Net investment income                                                                        3,137       3,134
   Separate Account administration fee income                                                      18          15
                                                                                             ---------  ----------

                                                                                               29,190       4,102
                                                                                             ---------  ----------

   Surrender benefits and other fund withdrawals                                                5,293       8,182
   Other benefits to policyholders, primarily annuity benefits                                    452         300
   Commissions, other expenses, and taxes paid,
     excluding federal income tax                                                               1,841         406
   Net transfers to Separate Accounts                                                             806         599
   Federal income taxes (recovered) paid, excluding
     tax on capital gains                                                                           5         (81)
                                                                                             ---------  ----------

                                                                                                8,397       9,406
                                                                                             ---------  ----------

           Net cash from (used in) from operations                                             20,793      (5,304)
                                                                                             ---------  ----------

Cash from investments:
   Proceeds from investments sold, matured, or repaid:
     Bonds                                                                                      6,423      20,232
     Other invested assets                                                                        505          --
                                                                                             ---------  ----------

           Total investment proceeds                                                            6,928      20,232
                                                                                             ---------  ----------

   Taxes recovered (paid) on capital gains and losses                                               5         (54)
                                                                                             ---------  ----------

   Cost of investments acquired:
     Bonds                                                                                     14,765      16,478
     Other invested asset                                                                      11,353          --
                                                                                             ---------  ----------

           Total investments acquired                                                          26,118      16,478
                                                                                             ---------  ----------

           Net cash (used for) from investments                                               (19,185)      3,700
                                                                                             ---------  ----------

Cash from (used in) financing and miscellaneous sources:

   Cash provided - other                                                                        2,461       1,706
   Cash applied - other                                                                        (2,108)     (3,367)
                                                                                             ---------  ----------

           Net cash from (used) in financing and miscellaneous sources                            353      (1,661)
                                                                                             ---------  ----------

           Net change in cash and short-term investments                                        1,961      (3,265)

Cash and short-term investments at beginning of period                                          1,169       5,894
                                                                                             ---------  ----------

Cash and short-term investments at end of period                                           $    3,130       2,629
                                                                                             =========  ==========


See accompanying notes to unaudited statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

               Notes to Statutory Financial Statements (Unaudited)

                           September 30, 2000 and 1999








  (1)   COMPANY OWNERSHIP AND NATURE OF BUSINESS

              COMPANY OWNERSHIP

              First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC), which is a downstream subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is wholly owned by GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On January 6, 2000, GenAmerica Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

  (2)   BASIS OF PRESENTATION

        The interim statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than generally accepted accounting principles. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 2000 are in conformity with prescribed practices. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1999 and December 31, 1998, and for each of the years in the three-year period ended December 31, 1999 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.

(3)     TRANSACTIONS WITH AFFILIATES

        The Company has entered into a service agreement and an investment accounting service agreement with its parent, CFSLIC. The Company has also entered into an investment services agreement with MetLife and Conning Asset Management Company, affiliates of the Company, pursuant to which the Company receives investment advice. Under the terms of the agreements, the companies (Service Providers) perform various services for the Company which include investment, underwriting, claims, and certain administrative functions. The Service Providers are reimbursed for their services. Expenses and fees paid to affiliated companies as of September 30, 2000 and 1999 were $94,430 and $97,754, respectively.

(4)     INVESTMENTS

        The cost or amortized cost and estimated fair value of bonds at September 30, 2000 is as follows:

                                                                        SEPTEMBER 30, 2000
                                        -----------------------------------------------------------------------------------
                                           COST OR           GROSS            GROSS          ESTIMATED
                                          AMORTIZED        UNREALIZED       UNREALIZED          FAIR           CARRYING
                                             COST            GAINS            LOSSES           VALUE            VALUE
                                        ---------------  ---------------  ---------------  ---------------  ---------------
                                                                          (IN THOUSANDS)
        Bonds:
            Governments              $        1,288             7                4              1,291             1,288
            Public utilities                  3,812            --               80              3,732             3,812
            Industrial and
            miscellaneous                    32,625            105           1,065             31,665            32,625
            Industrial and
            miscellaneous                    24,983             51             452             24,582            24,983
                                        ---------------  ---------------  ---------------  ---------------  ---------------

                 Total bonds         $       62,708            163           1,601             61,270            62,708
                                        ===============  ===============  ===============  ===============  ===============



        The amortized cost and estimated fair value of bonds at September 30, 2000, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.

                                                                           ESTIMATED
                                                           CARRYING           FAIR
                                                            VALUE            VALUE
                                                        ---------------  ---------------
                                                                (IN THOUSANDS)

        Due in one year or less                       $         750              750
        Due after one year through five years                25,124           24,545
        Due after five years through ten years                8,911            8,609
        Due after ten years                                   2,940            2,784
        Mortgage-backed securities                           24,983           24,582
                                                        ---------------  ---------------

                 Total                                $      62,708           61,270
                                                        ===============  ===============


        Approximately 61.2% of the Company's bonds are of highest quality, 34.4% are of high quality, and 4.4% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of September 30, 2000, as the Company intends to hold the investments until such time as no significant loss would result.

        The components of net investment income and realized gains were as follows:

                                                                        NINE MONTHS ENDED        THREE MONTHS ENDED
                                                                          SEPTEMBER 30,             SEPTEMBER 30,
                                                                      2000          1999         2000         1999
                                                                   ------------  ------------ ------------  -------------
                                                                                            (IN THOUSANDS)

        Income on debt securities                                $    2,751         3,153         848            964
        Income on short-term investments                                175           114         134             37
        Income on other invested assets                                  62            --          50             --
                                                                   ------------  ------------ ------------  -------------
               Total investment income                                2,988         3,267       1,032          1,001
        Investment expenses                                             (37)          (42)        (17)           (12)
                                                                   ------------  ------------ ------------  -------------
               Net investment income                             $    2,951         3,225       1,015            989
                                                                   ============  ============ ============  =============

        Net realized capital gains - debt securities             $      --             --           8             --
                                                                   ============  ============ ============  =============



(5)     OTHER

        Certain 1999 amounts have been reclassified to conform to the 2000 presentation.





                     FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Contract Owners of First Cova Variable
       Annuity Account One, Board of Directors
       and Shareholder of First Cova Life
       Insurance Company:


     We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.


     Chicago, Illinois
     March 20, 2000

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999


Assets:
    Investments:
      Cova Series Trust (Cova):
         Lord Abbett Growth and Income Portfolio      24,000 shares at a net asset value of $24.070563 per share       $ 577,682
         Bond Debenture Portfolio                     18,980 shares at a net asset value of $12.474609 per share         236,768
         Developing Growth Portfolio                   3,162 shares at a net asset value of $14.885144 per share          47,072
         Large Cap Research Portfolio                  7,087 shares at a net asset value of $14.991245 per share         106,244
         Mid-Cap Value Portfolio                       5,744 shares at a net asset value of $11.168093 per share          64,155
         Quality Bond Portfolio                        6,142 shares at a net asset value of $10.669328 per share          65,526
         Small Cap Stock Portfolio                     4,989 shares at a net asset value of $17.268582 per share          86,161
         Large Cap Stock Portfolio                    14,845 shares at a net asset value of $20.674865 per share         306,919
         Select Equity Portfolio                      10,064 shares at a net asset value of $16.112437 per share         162,157
         International Equity Portfolio               12,351 shares at a net asset value of $16.225039 per share         200,393
      General American Capital Company (GACC):
         Money Market Fund                                 5 shares at a net asset value of $20.252283 per share             102
                                                                                                                    -------------
             Total assets                                                                                            $ 1,853,179
                                                                                                                    =============



Liabilities:
    Cova Lord Abbett Growth and Income                                                                                      $ 44
    Cova Bond Debenture                                                                                                       18
    Cova Developing Growth                                                                                                     4
    Cova Large Cap Research                                                                                                    8
    Cova Mid-Cap Value                                                                                                         5
    Cova Quality Bond                                                                                                          5
    Cova Small Cap Stock                                                                                                       6
    Cova Large Cap Stock                                                                                                      24
    Cova Select Equity                                                                                                        13
    Cova International Equity                                                                                                 15
                                                                                                                    -------------
             Total liabilities                                                                                             $ 142
                                                                                                                    =============



Net Assets:
    Accumulation units:
      Cova Lord Abbett Growth and Income              14,640 accumulation units at          $39.456238 per unit        $ 577,638
      Cova Bond Debenture                             17,199 accumulation units at          $13.765717 per unit          236,750
      Cova Developing Growth                           3,257 accumulation units at          $14.452824 per unit           47,068
      Cova Large Cap Research                          7,259 accumulation units at          $14.635296 per unit          106,236
      Cova Mid-Cap Value                               5,899 accumulation units at          $10.875326 per unit           64,150
      Cova Quality Bond                                5,664 accumulation units at          $11.567101 per unit           65,521
      Cova Small Cap Stock                             4,804 accumulation units at          $17.933548 per unit           86,155
      Cova Large Cap Stock                            13,610 accumulation units at          $22.548635 per unit          306,895
      Cova Select Equity                               8,820 accumulation units at          $18.384195 per unit          162,144
      Cova International Equity                       12,265 accumulation units at          $16.337166 per unit          200,378
      GACC Money Market                                    9 accumulation units at          $11.558870 per unit              102
                                                                                                                    -------------
             Net assets                                                                                              $ 1,853,037
                                                                                                                    =============


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999



                                                                                    Cova
                                          ----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                 Small
                                             and          Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research     Value         Bond        Stock
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Investment income:
   Dividends                            $          -        3,910            -          103          53          722          169
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                  5,724        2,547          308          831         488          827          700
   Administrative fee                            687          306           37          100          59           99           84
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                          6,411        2,853          345          931         547          926          784
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (expense)        (6,411)       1,057         (345)        (828)       (494)        (204)        (615)
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain on investments:
   Realized gain on sale of portfolio
     shares                                    1,698           42          104          142          23          144           65
   Realized gain distributions                     -        1,267            -            -           -          361            -
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain                       1,698        1,309          104          142          23          505           65
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation             55,182        2,221        9,454       17,889       2,817       (2,260)      26,658
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations         $     50,469        4,587        9,213       17,203       2,346       (1,959)      26,108
                                          ===========  ===========  ===========  =========== ===========  ===========  ===========


FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999



                                                           Cova                      GACC      Lord Abbett
                                            ------------------------------------  -----------  -----------

                                              Large                                              Growth
                                               Cap        Select    International   Money         and
                                              Stock       Equity       Equity       Market       Income       Total
                                            -----------  ----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                              $        311         369          724            -            -        6,361
                                            -----------  ----------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    2,852       1,704        1,739          214           87       18,021
   Administrative fee                              342         204          209           26           10        2,163
                                            -----------  ----------  -----------  -----------  -----------  -----------
       Total expenses                            3,194       1,908        1,948          240           97       20,184
                                            -----------  ----------  -----------  -----------  -----------  -----------

       Net investment income (expense)          (2,883)     (1,539)      (1,224)        (240)         (97)     (13,823)
                                            -----------  ----------  -----------  -----------  -----------  -----------

Net realized gain on investments:
   Realized gain on sale of portfolio
     shares                                      1,093         159          277          846       16,931       21,524
   Realized gain distributions                   6,787      12,513        1,936            -            -       22,864
                                            -----------  ----------  -----------  -----------  -----------  -----------
       Net realized gain                         7,880      12,672        2,213          846       16,931       44,388
                                            -----------  ----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation               30,178        (440)      38,202           (6)      (2,381)     177,514
                                            -----------  ----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $     35,175      10,693       39,191          600       14,453      208,079
                                            ===========  ==========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999



                                                                                     Cova
                                            ----------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                                 Large                                 Small
                                               and          Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income     Debenture      Growth     Research      Value         Bond        Stock
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations:
     Net investment income (expense)      $     (6,411)       1,057         (345)       (828)        (494)        (204)        (615)
     Net realized gain                           1,698        1,309          104         142           23          505           65
     Change in unrealized appreciation          55,182        2,221        9,454      17,889        2,817       (2,260)      26,658
       Net increase (decrease) from
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
         operations                             50,469        4,587        9,213      17,203        2,346       (1,959)      26,108
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                     -            -            -           -            -            -            -
   Cova redemptions                                  -            -            -           -            -            -            -
   Payments received from contract
     owners                                     90,778       41,228       12,849      42,395        9,150            -        3,822
   Transfers between sub-accounts
     (including fixed account), net            442,801       35,530       23,161      14,994       37,227        4,632       22,564
   Transfers for contract benefits,
     terminations and insurance charges         (6,410)      (5,378)           1        (434)         (94)      (5,764)         (48)
       Net increase (decrease) in net
         assets from contract
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
         transactions                          527,169       71,380       36,011      56,955       46,283       (1,132)      26,338
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                577,638       75,967       45,224      74,158       48,629       (3,091)      52,446

Net assets at beginning of period                    -      160,783        1,844      32,078       15,521       68,612       33,709
                                            -----------  -----------  -----------  ----------  -----------  -----------  -----------
Net assets at end of period               $    577,638      236,750       47,068     106,236       64,150       65,521       86,155
                                            ===========  ===========  ===========  ==========  ===========  ===========  ===========

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999



                                                              Cova                        GACC      Lord Abbett
                                              ---------------------------------------  -----------  -----------

                                                Large                                                 Growth
                                                 Cap         Select     International    Money         and
                                                Stock        Equity        Equity        Market       Income       Total
                                              -----------  -----------  -------------  -----------  -----------  ----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)        $     (2,883)      (1,539)        (1,224)        (240)         (97)    (13,823)
     Net realized gain                             7,880       12,672          2,213          846       16,931      44,388
     Change in unrealized appreciation            30,178         (440)        38,202           (6)      (2,381)    177,514
       Net increase (decrease) from
                                              -----------  -----------  -------------  -----------  -----------  ----------
         operations                               35,175       10,693         39,191          600       14,453     208,079
                                              -----------  -----------  -------------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                       -            -              -          100            -         100
   Cova redemptions                                    -            -              -            -            -           -
   Payments received from contract
     owners                                       77,295       20,000         13,209            -        1,382     312,108
   Transfers between sub-accounts
     (including fixed account), net               71,124       43,240         59,115      (24,606)    (328,602)    401,180
   Transfers for contract benefits,
     terminations and insurance charges           (6,781)        (239)          (788)           -            9     (25,926)
       Net increase (decrease) in net
         assets from contract
                                              -----------  -----------  -------------  -----------  -----------  ----------
         transactions                            141,638       63,001         71,536      (24,506)    (327,211)    687,462
                                              -----------  -----------  -------------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                  176,813       73,694        110,727      (23,906)    (312,758)    895,541

Net assets at beginning of period                130,082       88,450         89,651       24,008      312,758     957,496
                                              -----------  -----------  -------------  -----------  -----------  ----------
Net assets at end of period                 $    306,895      162,144        200,378          102            -   1,853,037
                                              ===========  ===========  =============  ===========  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998



                                                                                    Cova
                                          ----------------------------------------------------------------------------------------

                                                                      Large                                 Small        Large
                                             Bond      Developing      Cap        Mid-Cap     Quality        Cap          Cap
                                          Debenture      Growth      Research      Value        Bond        Stock        Stock
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $      2,046           (1)        (171)         (96)        671         (203)        (887)
     Net realized gain (loss)                  1,566            -            3           (4)         64          432          907
     Change in unrealized appreciation         2,573          121        2,958           87       2,940           91       22,305
       Net increase (decrease) from
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
         operations                            6,185          120        2,790          (13)      3,675          320       22,325
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                   -            -            -            -           -            -            -
   Cova redemptions                                -            -            -            -           -            -            -
   Payments received from contract
     owners                                   25,475            -       28,039       14,334      34,865        9,652       35,989
   Transfers between sub-accounts
     (including fixed account), net           16,036        1,724        1,249        1,200       8,993       16,587       31,944
   Transfers for contract benefits,
     terminations and insurance charges       (1,924)           -            -            -      (1,989)           4       (1,975)
       Net increase (decrease) in net
         assets from contract
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
         transactions                         39,587        1,724       29,288       15,534      41,869       26,243       65,958
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                               45,772        1,844       32,078       15,521      45,544       26,563       88,283

Net assets at beginning of period            115,011            -            -            -      23,068        7,146       41,799
                                          -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period             $    160,783        1,844       32,078       15,521      68,612       33,709      130,082
                                          ===========  ===========  ===========  =========== ===========  ===========  ===========


FIRST COVA VARIABLE ANNUITY  ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998



                                                                Cova           GACC      Lord Abbett
                                                 -------------------------  -----------  -----------

                                                                                           Growth
                                                  Select     International    Money         and
                                                  Equity        Equity        Market       Income       Total
                                                 ----------  -------------  -----------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Net investment income (expense)           $      (527)           205           (3)       1,159        2,193
     Net realized gain (loss)                        2,516             42            -       14,754       20,280
     Change in unrealized appreciation               9,506          7,092           11       10,125       57,809
       Net increase (decrease) from
                                                 ----------  -------------  -----------  -----------  -----------
         operations                                 11,495          7,339            8       26,038       80,282
                                                 ----------  -------------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                         -              -            -            -            -
   Cova redemptions                                      -              -            -            -            -
   Payments received from contract
     owners                                         39,613         16,232       24,000       66,977      295,176
   Transfers between sub-accounts
     (including fixed account), net                 18,967         22,607            -       50,718      170,025
   Transfers for contract benefits,
     terminations and insurance charges               (191)          (501)           -       (2,035)      (8,611)
       Net increase (decrease) in net
         assets from contract
                                                 ----------  -------------  -----------  -----------  -----------
         transactions                               58,389         38,338       24,000      115,660      456,590
                                                 ----------  -------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                     69,884         45,677       24,008      141,698      536,872

Net assets at beginning of period                   18,566         43,974            -      171,060      420,624
                                                 ----------  -------------  -----------  -----------  -----------
Net assets at end of period                    $    88,450         89,651       24,008      312,758      957,496
                                                 ==========  =============  ===========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(1)    ORGANIZATION
       First Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First Cova Life Insurance Company (FCLIC) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FCLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FCLIC.

            Cova Series Trust (Cova)                             10 portfolios
            General American Capital Company (GACC)               1 portfolio
            Lord Abbett Series Fund, Inc. (Lord Abbett)           1 portfolio

       The Lord Abbett Series Fund, Inc. Growth and Income sub-account ceased operations on January 8, 1999 and the Cova Series Trust Lord Abbett Growth and Income sub-account commenced operations on January 8, 1999.

       On August 26, 1999, FCLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.


(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of FCLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FCLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by FCLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to FCLIC.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998



(3) REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED FCLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by FCLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 1999, withdrawal fees of $446 were deducted from the Separate Account.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the year ended December 31, 1999, contract maintenance and transfer fees of $600 were deducted from the Separate Account.

       Currently, FCLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. FCLIC reserves the right to deduct premium taxes when incurred.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income                 $ 522,500
       Cova Bond Debenture                                  231,928
       Cova Developing Growth                                37,497
       Cova Large Cap Research                               85,397
       Cova Mid-Cap Value                                    61,251
       Cova Quality Bond                                     64,745
       Cova Small Cap Stock                                  59,109
       Cova Large Cap Stock                                 255,034
       Cova Select Equity                                   151,989
       Cova International Equity                            157,064
       GACC Money Market                                         97
                                                      --------------
                                                        $ 1,626,611
                                                      ==============

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)   UNIT FAIR VALUE
      A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:


                                           Commenced          Accumulation Unit Value                   Net Assets (in thousands)
                                                        ------------------------------------    ------------------------------------
                                          Operations    12/31/99     12/31/98    12/31/97        12/31/99     12/31/98     12/31/97
                                          ------------  -----------  ----------- -----------    -----------  ------------  ---------
      Cova Lord Abbett Growth and Income       1/8/99  $ 39.456238            -           -       $ 578             -             -
      Cova Bond Debenture                     5/15/97    13.765717    13.496763   12.882042         237           161           115
      Cova Developing Growth                 11/23/98    14.452824    11.068002           -          47             2             -
      Cova Large Cap Research                  3/3/98    14.635296    11.825475           -         106            32             -
      Cova Mid-Cap Value                       3/4/98    10.875326    10.437999           -          64            16             -
      Cova Quality Bond                       5/15/97    11.567101    11.914486   11.155130          66            69            23
      Cova Small Cap Stock                    3/17/97    17.933548    12.583415   13.492111          86            34             7
      Cova Large Cap Stock                    3/11/97    22.548635    19.428714   14.889594         307           130            42
      Cova Select Equity                      3/11/97    18.384195    16.987197   14.053502         162            88            19
      Cova International Equity               3/11/97    16.337166    12.891430   11.462941         200            90            44
      GACC Money Market                      12/28/98    11.558870    11.109941           -           -            24             -





                                                                                                      Separate Account Expenses
                                           Commenced                 Total Return*                  As a % of Average Net Assets**
                                                        ------------------------------------  -------------------------------------
                                          Operations      1999           1998        1997       1999         1998          1997
                                          ------------  -----------  ------------  ---------  ---------  ------------  ------------
      Cova Lord Abbett Growth and Income       1/8/99        9.89%            -          -      1.40%             -             -
      Cova Bond Debenture                     5/15/97        1.99%        4.77%      9.71%      1.40%         1.40%         1.40%
      Cova Developing Growth                 11/23/98       30.58%        8.57%          -      1.40%         1.40%             -
      Cova Large Cap Research                  3/3/98       23.76%        8.01%          -      1.40%         1.40%             -
      Cova Mid-Cap Value                       3/4/98        4.19%       -5.54%          -      1.40%         1.40%             -
      Cova Quality Bond                       5/15/97       -2.92%        6.81%      6.79%      1.40%         1.40%         1.40%
      Cova Small Cap Stock                    3/17/97       42.52%       -6.74%     23.53%      1.40%         1.40%         1.40%
      Cova Large Cap Stock                    3/11/97       16.06%       30.49%     20.08%      1.40%         1.40%         1.40%
      Cova Select Equity                      3/11/97        8.22%       20.88%     19.47%      1.40%         1.40%         1.40%
      Cova International Equity               3/11/97       26.73%       12.46%      2.87%      1.40%         1.40%         1.40%
      GACC Money Market                      12/28/98        4.04%            -          -      1.40%             -             -




*     The total return for sub-accounts that commenced operations during the period is not annualized.
**    The expense ratio for sub-accounts that commenced operations during the period is annualized.



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the years ended
      December 31, 1999 and 1998 follows:


                                                                                      Realized Gain (Loss)
                                                              ----------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                 Year or      Proceeds from Sales       of Fund Shares           Realized
                                                 Period         of Fund Shares             Redeemed             Gain (Loss)
                                                ----------    --------------------    --------------------    ----------------
      Cova Lord Abbett Growth and Income           1999                $ 45,506                $ 43,808             $ 1,698
                                                   1998                       -                       -                   -

      Cova Bond Debenture                          1999                   5,846                   5,804                  42
                                                   1998                   3,263                   3,243                  20

      Cova Developing Growth                       1999                   3,945                   3,841                 104
                                                   1998                       1                       1                   -

      Cova Large Cap Research                      1999                   1,385                   1,243                 142
                                                   1998                     206                     203                   3

      Cova Mid-Cap Value                           1999                     484                     461                  23
                                                   1998                     105                     109                  (4)

      Cova Quality Bond                            1999                   6,688                   6,544                 144
                                                   1998                   2,573                   2,509                  64

      Cova Small Cap Stock                         1999                     873                     808                  65
                                                   1998                     205                     216                 (11)

      Cova Large Cap Stock                         1999                   7,899                   6,806               1,093
                                                   1998                   2,908                   2,698                 210

      Cova Select Equity                           1999                   2,424                   2,265                 159
                                                   1998                     759                     722                  37

      Cova International Equity                    1999                   2,628                   2,351                 277
                                                   1998                   1,440                   1,412                  28

      GACC Money Market                            1999                  24,749                  23,903                 846
                                                   1998                       -                       -                   -

      Lord Abbett Growth and Income                1999                 330,371                 313,440              16,931
                                                   1998                   3,648                   3,636                  12


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                              Unrealized Appreciation (Depreciation)
                                                              ----------------------------------------------------------------
                                                                 Appreciation            Appreciation
                                                 Year or        (Depreciation)          (Depreciation)
                                                 Period          End of Period        Beginning of Period         Change
                                                ----------    --------------------    --------------------    ----------------
      Cova Lord Abbett Growth and Income          1999                $ 55,182                     $ -            $ 55,182
                                                  1998                       -                       -                   -

      Cova Bond Debenture                         1999                   4,840                   2,619               2,221
                                                  1998                   2,619                      46               2,573

      Cova Developing Growth                      1999                   9,575                     121               9,454
                                                  1998                     121                       -                 121

      Cova Large Cap Research                     1999                  20,847                   2,958              17,889
                                                  1998                   2,958                       -               2,958

      Cova Mid-Cap Value                          1999                   2,904                      87               2,817
                                                  1998                      87                       -                  87

      Cova Quality Bond                           1999                     781                   3,041              (2,260)
                                                  1998                   3,041                     101               2,940

      Cova Small Cap Stock                        1999                  27,052                     394              26,658
                                                  1998                     394                     303                  91

      Cova Large Cap Stock                        1999                  51,885                  21,707              30,178
                                                  1998                  21,707                    (598)             22,305

      Cova Select Equity                          1999                  10,168                  10,608                (440)
                                                  1998                  10,608                   1,102               9,506

      Cova International Equity                   1999                  43,329                   5,127              38,202
                                                  1998                   5,127                  (1,965)              7,092

      GACC Money Market                           1999                       5                      11                  (6)
                                                  1998                      11                       -                  11

      Lord Abbett Growth and Income               1999                       -                   2,381              (2,381)
                                                  1998                   2,381                  (7,744)             10,125

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap     Quality        Cap
                                             Income     Debenture      Growth      Research      Value        Bond        Stock
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                      -        8,928            -            -           -        2,068          530

        Cova units purchased                        -            -            -            -           -            -            -
        Cova units redeemed                         -            -            -            -           -            -            -
        Contract units purchased                    -        1,929            -        2,602       1,370        3,068          711
        Contract units transferred, net             -        1,205          167          111         117          794        1,439
        Contract units redeemed                     -         (149)           -            -           -         (171)          (1)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/98                      -       11,913          167        2,713       1,487        5,759        2,679

        Cova units purchased                        -            -            -            -           -            -            -
        Cova units redeemed                         -            -            -            -           -            -            -
        Contract units purchased                2,611        3,066        1,155        3,404         935            -          322
        Contract units transferred, net        12,203        2,618        1,936        1,175       3,486          400        1,807
        Contract units redeemed                  (174)        (398)          (1)         (33)         (9)        (495)          (4)
                                           -----------  -----------  -----------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/99                 14,640       17,199        3,257        7,259       5,899        5,664        4,804
                                           ===========  ===========  ===========  ===========  ==========  ===========  ===========


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                              Cova                         GACC      Lord Abbett
                                               ----------------------------------------  ----------  -----------

                                                 Large                                                 Growth
                                                  Cap        Select     International      Money        and
                                                 Stock       Equity         Equity        Market       Income
                                               -----------  ----------  ---------------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                      2,807       1,321            3,836           -        5,547

        Cova units purchased                            -           -                -           -            -
        Cova units redeemed                             -           -                -           -            -
        Contract units purchased                    2,093       2,639            1,307       2,161        2,036
        Contract units transferred, net             1,930       1,260            1,863           -        1,600
        Contract units redeemed                      (135)        (13)             (52)          -          (71)
                                               -----------  ----------  ---------------  ----------  -----------
      Unit balance at 12/31/98                      6,695       5,207            6,954       2,161        9,112

        Cova units purchased                            -           -                -           9            -
        Cova units redeemed                             -           -                -           -            -
        Contract units purchased                    3,821       1,160            1,031           -           63
        Contract units transferred, net             3,422       2,467            4,337           -       (9,152)
        Contract units redeemed                      (328)        (14)             (57)     (2,161)         (23)
                                               -----------  ----------  ---------------  ----------  -----------
      Unit balance at 12/31/99                     13,610       8,820           12,265           9            -
                                               ===========  ==========  ===============  ==========  ===========






                        FIRST COVA LIFE INSURANCE COMPANY

                   Statutory Financial Statements and Schedule

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)




                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     First Cova Life Insurance Company:


     We have audited the accompanying statutory statements of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the three-year period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described more fully in note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are also described in note 2.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Cova Life Insurance Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1999.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 1999, on the basis of accounting described in note 2.

     Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included in the accompanying schedule is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.






     Chicago, Illinois
     March 3, 2000

                        FIRST COVA LIFE INSURANCE COMPANY

              Statutory Statements of Admitted Assets, Liabilities,
                          and Capital Stock and Surplus

                           December 31, 1999 and 1998

                        (In thousands, except share data)




                          ADMITTED ASSETS                                         1999         1998
                                                                               -----------  ------------

Bonds                                                                        $     54,543        58,302
Other invested asset                                                                  520            --
Cash and short-term investments                                                     1,169         5,894
                                                                               -----------  ------------

             Total cash and investments                                            56,232        64,196
                                                                               -----------  ------------

Investment income due and accrued                                                     803           829
Other assets                                                                            1             8
                                                                               -----------  ------------

             Total admitted assets excluding Separate Account assets               57,036        65,033

Separate Account assets                                                             1,853           958
                                                                               -----------  ------------

             Total admitted assets                                           $     58,889        65,991
                                                                               ===========  ============

             LIABILITIES AND CAPITAL STOCK AND SURPLUS

Aggregate reserve for life policies and annuity contracts                    $     21,918        30,366
Supplementary contracts without life contingencies                                    331           288
Life policy and annuity contract claims                                                (1)           (1)
Interest maintenance reserve                                                        3,516         3,192
General expenses due or accrued                                                       114            64
Transfers to Separate Accounts due or accrued                                         (54)          (31)
Taxes, licenses, and fees due or accrued
    excluding Federal income taxes                                                    225           216
Federal income taxes                                                                1,103         1,393
Remittances and items not allocated                                                    14            22
Asset valuation reserve                                                               472           523
Payable to parent, subsidiaries, and affiliates                                        19            20
Reinsurance payable to parent                                                          --         1,369
Checks outstanding                                                                    141           291
Accounts payable - security purchases                                                  --           480
                                                                               -----------  ------------

             Total liabilities excluding Separate Account liabilities              27,798        38,192

Separate Account liabilities                                                        1,853           958
                                                                               -----------  ------------

             Total liabilities                                                     29,651        39,150
                                                                               -----------  ------------

Common capital stock, $10 par value.  Authorized,
    issued, and outstanding 200,000 shares                                          2,000         2,000
Gross paid-in and contributed surplus                                              11,501        11,501
Unassigned surplus                                                                 15,737        13,340
                                                                               -----------  ------------

             Total capital stock and surplus                                       29,238        26,841
                                                                               -----------  ------------

             Total liabilities and capital stock and surplus                 $     58,889        65,991
                                                                               ===========  ============

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 1999, 1998, and 1997

                                 (In thousands)


                                                                                           1999          1998         1997
                                                                                       ------------  ------------  ----------

Income:
    Premiums and annuity considerations                                              $          --      (128,883)         --
    Deposit-type funds                                                                         977           948       6,851
    Considerations for supplementary contracts
      without life contingencies                                                               106           219          54
    Net investment income                                                                    4,169        13,813      13,771
    Amortization of interest maintenance reserve                                              (228)         (347)       (244)
    Separate Account net gain from operations
      excluding unrealized gains or losses                                                      --            11          --
    Separate Account administration fee income                                                  21             9           2
                                                                                       ------------  ------------  ----------

             Total income                                                                    5,045      (114,230)     20,434
                                                                                       ------------  ------------  ----------

Benefits and expenses:
    Death benefits                                                                              --         2,471       3,294
    Annuity benefits                                                                           360           383         365
    Surrender benefits and other fund withdrawals                                            9,607        12,758       7,222
    Interest on policy or contract funds                                                        --            47          11
    Payment on supplementary contracts without
      life contingencies                                                                        78            62          24
    (Decrease) increase in aggregate reserves
      for life policies and annuity contracts                                               (8,448)     (134,624)      5,904
    Increase in reserve for supplementary
      contracts without life contingencies                                                      43           168          30
    Commissions on premiums, annuity
      considerations and deposit-type funds                                                     38            44         239
    Commissions and expense allowances on
      reinsurance assumed                                                                       --           405         423
    General insurance expenses                                                                 727           679         966
    Insurance taxes, licenses, and fees,
      excluding Federal income taxes                                                            --          (170)        142
    Net transfers to Separate Accounts                                                         665           446         388
    Other expenses                                                                                            --           1
                                                                                       ------------  ------------  ----------

             Total benefits and expenses                                                     3,070      (117,331)     19,009
                                                                                       ------------  ------------  ----------

Income from operations before Federal income taxes
    and realized capital gains                                                               1,975         3,101       1,425

Federal income tax (benefit) expense,
    excluding tax on capital gains                                                            (371)          837         145
                                                                                       ------------  ------------  ----------

             Net gain from operations before realized capital gains                          2,346         2,264       1,280

Realized capital gains (net of tax expense of $75 and $992 in 1999 and 1998, respectively, and tax benefit of $89 in 1997, and net of amounts transferred to the IMR of $95, $1,263 and
    $(122), in 1999, 1998, and 1997, respectively)                                              --            --          --
                                                                                       ------------  ------------  ----------

             Net income                                                              $       2,346         2,264       1,280
                                                                                       ============  ============  ==========

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                Statutory Statements of Capital Stock and Surplus

                  Years ended December 31, 1999, 1998, and 1997

                                 (In thousands)




                                                                        1999        1998        1997
                                                                      ----------  ----------  ----------

Capital stock - balance at beginning and end of year                $     2,000       2,000       2,000
                                                                      ----------  ----------  ----------

Gross paid-in and contributed surplus -
    balance at beginning and end of year                                 11,501      11,501      11,501
                                                                      ----------  ----------  ----------

Unassigned surplus:
    Balance at beginning of year                                         13,340      10,863       9,642
    Net income                                                            2,346       2,264       1,280
    Change in reserve on account of change in valuation basis                --        (781)         --
    Change in asset valuation reserve                                        51       1,005         (59)
    Other changes in surplus in Separate Accounts Statement                  --         (11)         --
                                                                      ----------  ----------  ----------

Balance at end of year                                                   15,737      13,340      10,863
                                                                      ----------  ----------  ----------

             Total capital stock and surplus                        $    29,238      26,841      24,364
                                                                      ==========  ==========  ==========


See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 1999, 1998, and 1997

                                 (In thousands)


                                                                                  1999          1998         1997
                                                                              ------------  ------------  ----------

Cash from operations:
    Premiums and annuity considerations                                     $          --      (128,883)         --
    Deposit-type funds                                                                977           948       6,852
    Considerations for supplementary contracts without
      life contingencies                                                              106           219          54
    Net investment income                                                           4,236        15,912      13,310
    Separate Account administration fee income                                         21             9           2
                                                                              ------------  ------------  ----------

                                                                                    5,340      (111,795)     20,218
                                                                              ------------  ------------  ----------

    Death benefits                                                                     --         3,196       2,842
    Surrender benefits and other fund withdrawals                                   9,607        12,758       7,222
    Other benefits to policyholders, primarily annuity benefits                       438           495         399
    Commissions, other expenses, and taxes paid,
      excluding Federal income tax                                                    726         1,262       1,709
    Net transfers to Separate Accounts                                                688           456         409
    Federal income taxes (recovered) paid, excluding
      tax on capital gains                                                            (81)         (622)        544
                                                                              ------------  ------------  ----------

                                                                                   11,378        17,545      13,125
                                                                              ------------  ------------  ----------

             Net cash (used in) from operations                                    (6,038)     (129,340)      7,093
                                                                              ------------  ------------  ----------

Cash from investments:
    Proceeds from investments sold, matured, or repaid:
      Bonds                                                                        21,380       118,066      40,473
      Mortgage loans                                                                   --        11,057         364
                                                                              ------------  ------------  ----------

             Total investment proceeds                                             21,380       129,123      40,837
                                                                              ------------  ------------  ----------

    Taxes (paid) recovered on capital gains and losses                                (54)         (721)         67
                                                                              ------------  ------------  ----------

    Cost of investments acquired:
      Bonds                                                                        17,492        14,981      44,688
      Mortgage loans                                                                   --         1,500         479
      Other invested asset                                                            520            --          --
                                                                              ------------  ------------  ----------

             Total investments acquired                                            18,012        16,481      45,167
                                                                              ------------  ------------  ----------

    Net (decrease) increase in policy loans                                            --       (20,544)      1,651
                                                                              ------------  ------------  ----------

             Net cash from (used for) investments                                   3,314       132,465      (5,914)
                                                                              ------------  ------------  ----------

Cash from (used in) financing and miscellaneous sources:

    Cash provided - other                                                               8           761          13
    Cash applied - other                                                           (2,009)       (1,018)     (2,155)
                                                                              ------------  ------------  ----------

             Net cash used in financing and miscellaneous sources                  (2,001)         (257)     (2,142)
                                                                              ------------  ------------  ----------

             Net change in cash and short-term investments                         (4,725)        2,868        (963)

Cash and short-term investments at beginning of year                                5,894         3,026       3,989
                                                                              ------------  ------------  ----------

Cash and short-term investments at end of year                              $       1,169         5,894       3,026
                                                                              ============  ============  ==========

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 1999, 1998, and 1997






  (1)   COMPANY OWNERSHIP AND NATURE OF BUSINESS

              COMPANY OWNERSHIP

              First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC), which is a downstream subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is wholly owned by GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement, whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase was completed on January 6, 2000.

              NATURE OF BUSINESS

              The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain Federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 54% of the Company's sales were through Edward Jones and Company in both 1999 and 1998, and approximately 58% of the Company's sales were through Dreyfus Service Organization in 1997.





  (2)   BASIS OF PRESENTATION

        The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than generally accepted accounting principles. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
        (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 1999, 1998, and 1997 are in conformity with prescribed practices.

        Generally accepted accounting principles (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities on a statutory basis, and the establishment of an Interest Maintenance Reserve on a statutory basis as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at market are applied only under GAAP reporting.

        Another difference arises from Federal income taxes being charged to operations based on income that is currently taxable. Deferred income taxes are not provided for the tax effect of temporary differences between book and tax basis of assets and liabilities on a statutory basis.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        The following schedules set forth the adjustments to statutory net income and capital stock and surplus necessary to present them in accordance with generally accepted accounting principles:


                                                                                     1999          1998          1997
                                                                                  ------------  ------------  -----------
                                                                                              (IN THOUSANDS)
        Net income (loss):
            As reported under statutory accounting practices                   $       2,346         2,264         1,280
            Deferred acquisition costs                                                    61            51           477
            Change in reserve for policies and contracts                                (168)       (5,499)          344
            Interest maintenance reserve                                                 323         1,609           122
            Deferred income taxes                                                       (923)        3,003          (827)
            Amortization of intangible assets and liabilities                           (338)       (4,370)         (216)
            Loss on securities due to reinsurance recaptured                              --        (1,986)           --
            Premiums recaptured                                                           --         2,164            --
            Other, net                                                                   (25)          (17)          421
                                                                                  ------------  ------------  -----------

                 As reported under generally accepted accounting
                     principles                                                $       1,276        (2,781)        1,601
                                                                                  ============  ============  ===========

                                                                                     1999          1998          1997
                                                                                  ------------  ------------  -----------
                                                                                              (IN THOUSANDS)

        Capital stock and surplus:
            As reported under statutory accounting practices                   $      29,238        26,841        24,364
            Deferred acquisition costs                                                   637           576           525
            Reserves for policies and contracts                                          110           301         5,173
            Asset valuation reserve                                                      472           523         1,528
            Interest maintenance reserve                                               3,516         3,192         1,583
            Unrealized (depreciation) appreciation of investments                     (2,654)          897         2,964
            Deferred income taxes                                                      2,010         2,191        (1,163)
            Present value of future profits                                            1,705           491         3,350
            Goodwill                                                                   1,886         2,009         2,131
                                                                                  ------------  ------------  -----------

                 As reported under generally accepted accounting
                     principles                                                $      36,920        37,021        40,455
                                                                                  ============  ============  ===========

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification will constitute the only source of "prescribed" statutory accounting practices. Accordingly, once implemented, the definitions of what comprises prescribed versus permitted statutory accounting practices may result in changes to the accounting policies that insurance enterprises use to prepare their statutory financial statements. The implementation date for the Company's state of domicile is January 1, 2001. The Company is currently evaluating the impact of the Codification on its statutory financial statements.

        In preparing the statutory financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates. Investment valuation is most affected by the use of estimates and assumptions.

        The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flow of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or a loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of such securities and the related recognition of income.

  (3)   BASIS OF VALUATION AND INCOME RECOGNITION OF INVESTED ASSETS

        Asset values are generally stated as follows:

        O    Investments are valued as prescribed by the NAIC.

        O Bonds not backed by other loans are valued at amortized cost using the interest method.

        O Mortgage-backed bonds, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. When such differences occur, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond with a corresponding charge or credit to interest income (the retrospective method).

        Other invested asset consists of investment in Farmers Insurance Exchange surplus note. The surplus note carries an interest rate of 8.5% and matures in August 1, 2004.

        Investment income is recorded when earned. Realized capital gains and losses on the sales of investments are determined on the basis of specific costs of investments and are credited or charged to income net of federal income taxes.

  (4)   REVENUE AND EXPENSE RECOGNITION

        Premiums, annuity considerations and deposit-type funds are credited to revenue when collected. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

  (5)   ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

        Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets. The IMR is designed to defer net realized capital gains and losses presumably resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income.

  (6)   FEDERAL INCOME TAXES

        Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made nor liability established for the tax effect of timing differences between financial reporting and taxable income.

        For 1999, the Company will file a consolidated Federal income tax return with its parent company, CFSLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Intercompany tax balances are to be settled no later than 30 days after related returns are filed.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with Xerox Corporation which has the effect that the Company is not at risk for any income taxes or entitled to recoveries related to those periods.

        The actual Federal income tax expense differed from the expected tax expense computed by applying the U.S. Federal statutory rate to the 1999, 1998, and 1997 net gain from operations before Federal income taxes as follows:

                                                     1999                       1998                       1997
                                           -------------------------  -------------------------  -------------------------
                                                                           (IN THOUSANDS)
                                           -------------------------------------------------------------------------------

        Computed expected tax expense    $       692          35.0%$      1,085          35.0%$        499         35.0%
        Tax basis reserve adjustment              44           2.2           41           1.3           13          0.9
        IMR amortization                          80           4.0          121           3.9           85          6.0
        Proxy tax on insurance
            acquisition costs                     --          --              3           0.1           33          2.3
        Adjustment for prior years              (821)        (41.6)          48           1.5         (127)        (8.9)
        Intangible amortization                 (376)        (19.0)        (376)        (12.1)        (376)       (26.4)
        Other                                     10           0.6          (85)         (2.7)          18          1.3
                                           ------------  -----------  ------------  -----------  ------------  -----------

                                         $      (371)       (18.8)%$        837          27.0%$        145         10.2%
                                           ============  ===========  ============  ===========  ============  ===========

        The Budget Reconciliation Act of 1990 requires life insurers to capitalize and amortize a "proxy" amount of policy acquisition costs beginning in 1990. This proxy amount is based on a percentage of the life insurance company's premium income and not on actual policy acquisition costs.

  (7)   TRANSACTIONS WITH AFFILIATES

        The Company has entered into a service agreement and an investment accounting service agreement with its parent, CFSLIC. The Company has also entered into an investment services agreement with Conning Asset Management Company, a Missouri corporation and an affiliate of the Company, pursuant to which the Company receives investment advice. Under the terms of the agreements, the companies (Service Providers) perform various services for the Company which include investment, underwriting, claims, and certain administrative functions. The Service Providers are reimbursed for their services. Expenses and fees paid to affiliated companies during 1999, 1998, and 1997 were $361,042, $386,821, and
        $339,670, respectively.

  (8)   CAPITAL STOCK AND SURPLUS RESTRICTIONS

        The amount of dividends which can be paid by State of New York insurance companies to shareholders is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

  (9)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments (SFAS 107), extends fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions or market conditions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS
              AND ACCRUED INVESTMENT INCOME

              The carrying value amounts reported in the balance sheets for these instruments approximate their fair values.

              BONDS

              Fair value of bonds are based on quoted market prices, where applicable. For bonds not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).



              OTHER INVESTED ASSET

              Other invested asset consists of investment in Farmers Insurance Exchange surplus note, at 8.5% and matures at August 1, 2004. The amortized cost and estimated fair value of the surplus note is approximately $520,000.

              INVESTMENT CONTRACTS

              The Company's policy contracts require beneficiaries commence receipt of payments by the later of age 85 or 10 years after purchase, and may permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities under investment type contracts are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was approximately $883,000 and $1,118,000 less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

(10)    LIFE AND ANNUITY ACTUARIAL RESERVES

        There are no deferred fractional premiums on any policies sold or currently in force. There are no premiums beyond the date of death. There are no required reserves for the waiver of deferred fractionals or refund of premiums beyond the date of death.

        Substandard policies are valued using a modification of the standard valuation tables based on the substandard rating. The modification is a 25% additional mortality increase of the standard table for each table rating.

        As of December 31, 1999, the Company had no insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of New York.

        The tabular interest has been determined from the basic data for the calculation of policy reserves.

        Tabular interest for funds not involving life contingencies for each valuation rate and contractual guaranteed rate was determined as the statutory amount required to support the required statutory reserve based on the Commissioner's annuity reserve valuation method. Generally it is 1/100 of the product of such valuation rate of interest times the mean funds at the beginning and end of the valuation period or issue date of the policy, if less.

        The life and annuity actuarial reserves as provided in the accompanying statutory financial statements segregated by type and valuation characteristics for 1999 and 1998 are given below.

                                            1999          1998                VALUATION                    WITHDRAWAL
                                          ----------  --------------
                  TYPE                     RESERVE       RESERVE              BASIC/RATE                 CHARACTERISTIC
                                          ----------  --------------  ---------------------------  ---------------------------
                                             (IN THOUSANDS)

        Structured settlements          $    1,124        1,090       1983 IAM 8.25%               No withdrawal permitted
        SPDA - 1 year                       11,192       11,585       CARVM 5.25% - 6.25%          Fixed surrender charge
        SPDA - 5 year                            -       11,867       CARVM 5.75% - 6.25%          Withdrawal limited to
                                                                                                       10% per year
        SPDA - 5 year                        4,889          314       CARVM 5.25% - 6.25%          Market value adjustment
        SPDA - 6 year                           43           42       CARVM 5.75%                  Market value adjustment
        SPDA - 7 year                        5,564        6,249       CARVM 5.25% - 5.75%          Market value adjustment
        Variable annuity-fixed                 229          310       5.25% - 7.00%                Fixed surrender charge
        Ordinary life                          130          123       1958 CSO 3.5% NL             Fixed surrender charge
        Ordinary life                          271           39       1980 CSO CRVM                Fixed surrender charge
        Ordinary life                           43          249       1980 CSO 4.5% NO             Fixed surrender charge
        Ordinary life                            1            2       Group conversion             Fixed surrender charge
                                                                         excess mortality
        Ordinary life                            3            3       Guaranteed insurability      Fixed surrender charge
        Miscellaneous                           19           16                  --                           --
        Reinsurance ceded                   (1,590)      (1,523)                 --                           --
                                          ----------   -----------

                                        $   21,918       30,366
                                          ==========   ===========

(11)    INVESTMENTS

        The cost or amortized cost and estimated fair value of bonds at December
        31, 1999 and 1998 is as follows:

                                                                               1999
                                        -----------------------------------------------------------------------------------
                                           COST OR           GROSS            GROSS          ESTIMATED
                                          AMORTIZED        UNREALIZED       UNREALIZED          FAIR           CARRYING
                                             COST            GAINS            LOSSES           VALUE            VALUE
                                        ---------------  ---------------  ---------------  ---------------  ---------------
                                                                          (IN THOUSANDS)

        Bonds:
            Governments              $        1,446            --               41              1,405             1,446
            Public utilities                  3,814            --              121              3,693             3,814
            Industrial and
            miscellaneous                    49,283             31             988             48,326            49,283
                                        ---------------  ---------------  ---------------  ---------------  ---------------

                 Total bonds         $       54,543             31           1,150             53,424            54,543
                                        ===============  ===============  ===============  ===============  ===============

                                                                               1998
                                        -----------------------------------------------------------------------------------
                                           COST OR           GROSS            GROSS          ESTIMATED
                                          AMORTIZED        UNREALIZED       UNREALIZED          FAIR           CARRYING
                                             COST            GAINS            LOSSES           VALUE            VALUE
                                        ---------------  ---------------  ---------------  ---------------  ---------------
                                                                          (IN THOUSANDS)

        Bonds:
            Governments              $        1,288             45              --              1,333             1,288
            Public utilities                  1,800             45              --              1,845             1,800
            Industrial and
            miscellaneous                    55,214          1,039             114             56,139            55,214
                                        ---------------  ---------------  ---------------  ---------------  ---------------

                 Total bonds         $       58,302          1,129             114             59,317            58,302
                                        ===============  ===============  ===============  ===============  ===============

        The amortized cost and estimated fair value of bonds at December 31, 1999, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.

                                                                         ESTIMATED
                                                         CARRYING           FAIR
                                                          VALUE            VALUE
                                                      ---------------  ---------------
                                                              (IN THOUSANDS)

        Due in one year or less                     $       3,490            3,489
        Due after one year through five years              21,583           21,305
        Due after five years through ten years             15,474           14,635
        Due after ten years                                 7,120            7,120
        Mortgage-backed securities                          6,876            6,875
                                                      ---------------  ---------------

                 Total                              $      54,543           53,424
                                                      ===============  ===============

        Approximately 45.9% of the Company's bonds are of highest quality, 48.1% are of high quality, and 6.0% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of December 31, 1999 or 1998, as the Company intends to hold the investments until such time as no significant loss would result.

        The components of net investment income were as follows:

                                                                               1999           1998            1997
                                                                           -------------  --------------  --------------
                                                                                          (IN THOUSANDS)
        Income on bonds                                                  $      4,061         11,211           11,354
        Income on mortgage loans                                                   --            855              786
        Income on short-term investments                                          144            242              197
        Income on cash on deposit                                                  --              6                7
        Income on policy loans                                                     --          1,588            1,531
        Income on other invested assets                                            18             --               --
                                                                           -------------  --------------  --------------

        Total investment income                                                 4,223         13,902           13,875
        Investment expenses                                                       (54)           (89)            (104)
                                                                           -------------  --------------  --------------

                 Net investment income                                   $      4,169         13,813           13,771
                                                                           =============  ==============  ==============

        Realized capital gains/(losses):
            Mortgages                                                    $          --           661               --
            Bonds                                                                 170          1,594             (211)
            Short-term investments                                                  --            --               --
                                                                           -------------  --------------  --------------

                 Net realized gains/(losses) on investments              $        170          2,255             (211)
                                                                           =============  ==============  ==============

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1999 were $21,379,855. Gross gains of $224,080 and gross losses of $56,712 were realized on those sales.

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1998 were $118,066,396. Gross gains of $2,641,028 and gross losses of $1,046,860 were realized on those sales.

        Proceeds from sales, redemptions, and paydowns of investments in bonds during 1997 were $40,473,142. Gross gains of $213,835 and gross losses of $424,506 were realized on those sales.

        Bonds with a carrying value of approximately $866,583 at December 31, 1999 were deposited with governmental authorities as required by law.

        The Company held the following individual securities which exceeded 10% of capital stock and surplus as of December 31, 1999 and 1998:


                                                        AMORTIZED
        LONG-TERM DEBT SECURITIES                         COST
                                                    -------------------
                                                     (IN THOUSANDS)

        1999:
            Community First Bankshares            $        4,000
            Time Warner                                    3,145
            Develop Div Rlty                               3,005
            ERAC USA Finance                               2,998
            Salomon Inc.                                   2,947
                                                    ===================

        1998:
            Community First Bankshares            $        4,000
            FNMA Remic Tr 1992 Ser 124-PH                  3,433
            Countryside Mtg. 1993-12 A4                    3,211
            Time Warner                                    3,200
            Develop Div Rlty                               3,019
            ERAC USA Finance                               2,998
            RJR Nabisco Inc.                               2,947
            Salomon Inc.                                   2,934
                                                    ===================

(12)    NON-ADMITTED ASSETS

        Assets must be included in the statements of assets and liabilities at admitted asset value, and non-admitted assets, principally agents' balances greater than 90 days past due, must be excluded through a charge against unassigned surplus.

(13)    REINSURANCE

        In 1993, the Company entered into a reinsurance treaty with its parent, CFSLIC. The underlying block of business assumed was single premium whole life policies. On December 31, 1998, the reinsurance contract was terminated and CFSLIC recaptured all of the single premium whole life policies previously assumed by the Company.

        The Company ceded reserves of $1,687,957 and $1,634,569 at December 31, 1999 and 1998, respectively, to Nationwide Life Insurance Company. Reinsurance does not discharge the Company from its primary liability to policyholders.

(14)    RISK-BASED CAPITAL

        The NAIC has developed certain risk-based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's total adjusted capital and authorized control level - RBC were $29,710,733 and $903,209, respectively. At this level of adjusted capital, no action is required.

(15)    GUARANTY FUND ASSESSMENTS

        The Company participates, along with all life insurance companies licensed in New York, in an association formed to guarantee benefits to policyholders of insolvent life insurance companies. Under the state law, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999 but for which assessments have not yet been determined.

        The Company has not established an estimated liability for unassessed guarantee fund claims incurred prior to December 31, 1999 as management believes that such assessments are not material to the financial statements.

(16)    COMMITMENTS AND CONTINGENCIES

        In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory financial statements.

 (17)   OTHER

        Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

SCHEDULE 1
                        FIRST COVA LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999

                            (In thousands of dollars)




Investment income earned:
    Government bonds                                                           $          73
    Other bonds (unaffiliated)                                                         3,988
    Bonds of affiliates                                                                   --
    Preferred stocks (unaffiliated)                                                       --
    Preferred stocks of affiliates                                                        --
    Common stocks (unaffiliated)                                                          --
    Common stocks of affiliates                                                           --
    Mortgage loans                                                                        --
    Real estate                                                                           --
    Premium notes, policy loans, and liens                                                --
    Collateral loans                                                                      --
    Cash on hand and on deposit                                                           --
    Short-term investments                                                               144
    Other invested assets                                                                 18
    Derivative instruments                                                                --
    Aggregate write-in for investment income                                              --
                                                                                 ------------

             Gross investment income                                                   4,223
                                                                                 ------------

Real estate owned - book value less encumbrances                                           --

Mortgage loans - book value:
    Farm mortgages                                                                         --
    Residential mortgages                                                                  --
    Commercial mortgages                                                                   --
                                                                                 ------------

             Total mortgage loans                                                          --
                                                                                 ------------

Mortgage loans by standing - book value:
    Good standing                                                                          --
    Good standing with restructured terms                                                  --
    Interest overdue                                                                       --
    Foreclosure in process                                                                 --

Other long-term assets - statement value                                                   --

Collateral loans                                                                           --

Bonds and stocks of parents, subsidiaries, and affiliates - book value:
    Bonds                                                                                  --
    Preferred stocks                                                                       --
    Common stocks                                                                          --

SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999

                            (In thousands of dollars)



Bonds and short-term investments by class and maturity: Bonds by maturity -
    statement value:
      Due within 1 year or less                                                   $       7,243
      Over 1 year through 5 years                                                        26,784
      Over 5 years through 10 years                                                      18,857
      Over 10 years through 20 years                                                      2,750
      Over 20 years                                                                           3
                                                                                    ------------

             Total by maturity                                                           55,637
                                                                                    ------------

    Bonds by class - statement value:
      Class 1                                                                            25,565
      Class 2                                                                            26,791
      Class 3                                                                             3,281
      Class 4                                                                                --
      Class 5                                                                                --
      Class 6                                                                                --
                                                                                    ------------

             Total by class                                                              55,637
                                                                                    ------------

Total bonds publicly traded                                                              42,562

Total bonds privately placed                                                             11,981

Preferred stocks - statement value                                                           --

Common stocks - market value                                                                 --

Short-term investments - book value                                                       1,094

Financial options owned - statement value                                                    --

Financial options written and in force - statement value                                     --

Financial futures contracts open - current price                                             --

Cash on deposit                                                                              75

Life insurance in force (000's omitted):
    Industrial                                                                               --
    Ordinary                                                                                 --
    Credit life                                                                              --
    Group life                                                                               --
                                                                                    ------------

Amount of accidental death insurance in
    force under ordinary policies                                                            --
                                                                                    ------------

SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

            Schedule of Selected Financial Data from Annual Statement

                          Year ended December 31, 1999

                            (In thousands of dollars)



Life insurance policies with disability provisions in force:
    Industrial                                                                    $           --
    Ordinary                                                                                  --
    Credit life                                                                               --
    Group life                                                                                --

Supplementary contracts in force:
    Ordinary - not involving life contingencies                                               10
    Amount on deposit                                                                         --
    Income payable                                                                        82,618

Ordinary - involving life contingencies                                                       --
Income payable                                                                                --

Group - not involving life contingencies                                                      --
Amount on deposit                                                                             --
Income payable                                                                                --

Group - involving life contingencies                                                          --
Income payable                                                                                --

Annuities:
    Ordinary:
      Immediate - amount of income payable                                                    --
      Deferred - fully paid account balance                                                23,610
      Deferred - not fully paid - account balance                                             --

    Group:
      Immediate - amount of income payable                                                    --
      Fully paid account balance                                                              --
      Not fully paid - account balance                                                        --

    Accident and health insurance - premiums in force:
      Ordinary                                                                                --
      Group                                                                                   --
      Credit                                                                                  --

    Deposit funds and dividend accumulations:
      Deposit funds - account balance                                                         --
      Dividend accumulations - account balance                                                --

    Claim payments 1998:
      Group accident and health year ended December 31, 1999:
             1999                                                                             --
             1998                                                                             --
             1997                                                                             --

    Other accident and health:
             1999                                                                             --
             1998                                                                             --
             1997                                                                             --

    Other coverages that use developmental methods to
       calculate claims reserves:
             1999                                                                             --
             1998                                                                             --
             1997                                                                             --
                                                                                    ============


See accompanying independent auditors' report.




                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

           The following financial statements of the Separate Account are included in Part B hereof:

        1. Statement of Assets and Liabilities as of September 30, 2000 (Unaudited).

        2. Statement of Operations for the period ended September 30, 2000 (Unaudited) and for the year ended December 31, 1999.

        3. Statement of Changes in Net Assets for the period ended September 30, 2000 (Unaudited) and for the year ended December 31, 1999.

        4.  Notes to Financial Statements - September 30, 2000 (Unaudited).

        5.  Independent Auditors' Report.

        6.  Statement of Assets and Liabilities  of December 31, 1999.

        7.  Statement of Operations for the year ended December 31, 1999.

        8. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.

        9.  Notes to Financial Statements - December 31, 1999 and 1998.

        The following financial statements of the Company are included in Part B hereof:

        1. Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of September 30, 2000 (Unaudited) and December 31, 1999.

        2. Statutory Statements of Operations (Unaudited) for the nine months ended September 30, 2000 and for the three months ended September 30, 2000 and September 30, 1999.

        3. Statutory Statements of Capital Stock and Surplus as of September 30, 2000 (Unaudited) and December 31, 1999.

        4. Statutory Statements of Cash Flow (Unaudited) for the nine months ended September 30, 2000 and September 30, 1999.

        5. Notes to Statutory Financial Statements (Unaudited) - September 30, 2000 and 1999.

        6.  Independent Auditors' Report.

        7. Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 1999 and 1998.

        8. Statutory Statements of Operations for the years ended December 31, 1999, 1998, and 1997.

        9. Statutory Statements of Capital Stock and Surplus for the years ended December 31, 1999, 1998, and 1997.

       10.  Statutory Statements of Cash Flow for the Years ended
            December 31, 1999, 1998, and 1997.

       11. Notes to Statutory Financial Statements - December 31, 1999, 1998, and 1997.


    b.     Exhibits
           ---------------------------------------------------------------

       1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

       2.  Not Applicable.

       3.  Form of Principal Underwriter's Agreement.

       4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*

           (i)  Rebalancing Transfers Endorsement.**
           (ii) Automatic Withdrawals Endorsement.*
           (iii)Dollar Cost Averaging Endorsement.**
           (iv) Endorsement (Death Benefit)*
           (v) Withdrawal Charge Endorsement***

       5.  Application for Variable Annuity.**

    6.(i)  Copy of Articles of Incorporation of the Company.*
     (ii)  Copy of the Bylaws of the Company.*

       7.  Not Applicable.

       8.  Not Applicable.

       9.  Opinion and Consent of Counsel.

      10.  Consent of Independent Auditors.

      11.  Not Applicable.

      12.  Not Applicable.

      13.  Calculation of Performance Information.

      14.  Company Organizational Chart.***

      27.  Not Applicable

       * incorporated by reference to Registrant's Post-Effective Amendment No. 4 (File Nos. 33-74174 and 811-8306) as electronically filed on December 30, 1999.

      **  incorporated by reference to Registrant's Pre-Effective
          Amendment No. 1 to Form N-4 (File No. 33-74174) as electronically filed on May 14, 1996.

      *** incorporated by referenced to Registrant's Post-Effective
          Amendment No. 5 to Form N-4 (File No. 33-74174) as electronically filed on May 1, 2000.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor

James A. Shepherdson III         Chairman of the Board and Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Gregory P. Brakovich              Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Mark E. Reynolds                   President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Norse N. Blazzard                 Director
4401 West Tradewinds Avenue





Suite 207
Lauderdale by the Sea, FL 33308

Connie A. Doern                   Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Francis A. Goodhue III            Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644


Richard A. Hemmings                Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603

Amy W. Hester                     Vice President, Controller & Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

E. Thomas Hughes, Jr.             Treasurer
700 Market St.
St. Louis, MO 63101

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Lisa O. Kirchner                  Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Thomas A. Price                   Director
Bank of New York
1 Wall Street
New York, NY 10286







Br. Thomas J. Scanlan, F.S.C.     Director
Manhattan College
Riverdale, NY 10471

Bernard J. Spaulding              Senior Vice President, General Counsel,
One Tower Lane, Suite 3000        Secretary and Director
Oakbrook Terrace, IL 60181-4644

Joann T. Tanaka                   Senior Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 5 (File No. 33-74174) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 8, 2001, there were 58 Non-Qualified Contract Owners and 8 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article II, Section 13) provide that:

Each person who is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as of right to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost or expense including attorneys' fees) asserted or threatened against or incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the Corporation or if serving at the request of the Corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise. The indemnification provided by this By-Law provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other By-Law or under any agreement, resolution of shareholders or directors or otherwise, which forms of indemnification are hereby expressly authorized, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons. Notwithstanding the foregoing, a director shall not be entitled to indemnification for liability to the Corporation or any of its shareholders under the By-Laws or under any agreement or resolution of shareholders or directors, if such liability is of the type described in subsections (i) or (ii) of Section 10 of the Corporation's Certificate of Incorporation and Charter.


The  Corporation  shall have the power, in furtherance of the provisions of this
Section 13, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the payees, the amounts, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation. If any action with respect to indemnification of directors and officers of the Corporation shall be taken by resolution of directors, or by agreement or otherwise, a notice shall be filed with the Superintended of Insurance of the State of New York not less than thirty days thereafter specifying the action taken.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Sales Company (formerly Cova Life Sales Company) is the principal underwriter for the following investment companies (other than Registrant):

      Cova Variable Annuity Account One
      Cova Variable Annuity Account Five
      Cova Variable Life Account One
      Cova Variable Life Account Five

      Cova Variable Annuity Account Four
      General American Separate Account Twenty-Eight
      General American Separate Account Twenty-Nine
      Security Equity Separate Account 26
      Security Equity Separate Account 27

     (b) MetLife Investors Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Sales Company. The principal business address for each officer and director of MetLife Investors Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal  Positions and Offices
 Business Address   with Underwriter

Patricia E. Gubbe        President, Chief Compliance Officer
                         and Director

Shari Ruecker            Vice President

Mark E. Reynolds         Treasurer and Director

James W. Koeger          Assistant Treasurer


Bernard J. Spaulding     Secretary




     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First Cova Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 26th day of January, 2001.

                                      FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                                 By: FIRST COVA LIFE INSURANCE COMPANY



                                 By:  /s/BERNARD J. SPAULDING
                                      ------------------------------------



                                      FIRST COVA LIFE INSURANCE COMPANY
                                      Depositor

                                 By:  /s/BERNARD J. SPAULDING
                                      ------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/James A. Shepherdson III*                               1-26-01
-------------------------    Chairman of the Board and     ------
James A. Shepherdson III     Director                       Date


/s/Mark E. Reynolds*         President and Director        1-26-01
----------------------                                     -------
Mark E. Reynolds                                            Date



/s/Gregory P. Brakovich*     Director                      1-26-01
----------------------                                     -------
Gregory P. Brakovich                                        Date



/s/Amy W. Hester*            Vice President, Controller    1-26-01
----------------------       and Director                  -------
Amy W. Hester                                               Date


/s/J. Robert Hopson*         Director                      1-26-01
----------------------                                     -------
J. Robert Hopson                                            Date


/s/ Matthew P. McCauley*     Director                      1-26-01
------------------------                                   -------
Matthew P. McCauley                                         Date


/s/ Norse N. Blazzard*                                      1-26-01
------------------------      Director                      -------
Norse N. Blazzard                                            Date


/s/Francis A. Goodhue III*                                  1-26-01
------------------------      Director                      -------
Francis A. Goodhue III                                       Date






/s/Richard A. Hemmings*                                     1-26-01
----------------------        Director                      -------
Richard A. Hemmings                                          Date


/s/Thomas A. Price*                                         1-26-01
----------------------        Director                      -------
Thomas A. Price                                              Date


/s/Thomas J. Scanlan, FSC*                                  1-26-01
--------------------------    Director                      -------
Thomas J. Scanlan, FSC                                       Date



/s/Bernard J. Spaulding                                     1-26-01
----------------------        Director                      -------
Bernard J. Spaulding                                         Date





                                  *By: /s/Bernard J. Spaulding
                                       ------------------------------------
                                       Bernard J. Spaulding, Attorney-in-Fact




                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, James A. Shepherdson III, Chairman of the Board and a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as Chairman of the Board and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 5th day of January, 2001.

WITNESS:



/s/RONNA L. ROWE                                /s/JAMES A. SHEPHERDSON III
---------------------------                 -----------------------------------
                                                 James A. Shepherdson III



                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Gregory P. Brakovich, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 5th day of January, 2001.




WITNESS:



/s/signature illegible                           /s/GREGORY P. BRAKOVICH
---------------------------                 -----------------------------------
                                                  Gregory P. Brakovich


                        LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Norse N. Blazzard, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard
J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 8th day of August, 2000.




WITNESS:



/s/BONNIE E. REED                               /s/NORSE N. BLAZZARD
---------------------------                 -----------------------------------
                                                   Norse N. Blazzard


                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Amy W. Hester, Controller and a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as Controller and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 16th day of November, 2000.


WITNESS:



/S/MARGARET K. WYROSTEK                           /s/AMY W. HESTER
-------------------------                   -----------------------------------
                                                     Amy W. Hester


                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Mark E. Reynolds, President and a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Bernard J. Spaulding as my attorney and agent, for me, and in my name as President and a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 22nd day of August, 2000.




WITNESS:


/s/PATRICIA E. GUBBE                      /s/MARK E. REYNOLDS
-------------------------------          -----------------------------------
                                             Mark E. Reynolds



                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, J. Robert Hopson, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 17th day of August, 2000.




WITNESS:



/s/PATRICIA E. GUBBE                      /s/J. ROBERT HOPSON
-------------------------------          -----------------------------------
                                             J. Robert Hopson

                            LIMITED POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS, that I, Matthew P. McCauley, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard
J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 21st day of August, 2000.



WITNESS:



/s/VICTORIA QUINT                           /s/MATTHEW P. McCAULEY
-------------------------------         ---------------------------------------
                                            Matthew P. McCauley


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Francis A. Goodhue III, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard
J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 4th day of January, 2001.




WITNESS:

/s/signature illegible                      /s/FRANCIS A. GOODHUE III
-------------------------------          -----------------------------------
                                             Francis A. Goodhue III


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Richard A. Hemmings, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 2nd day of January, 2001.




WITNESS:



/s/SHARON L. LYONS                         /s/RICHARD A. HEMMINGS
-------------------------------          -----------------------------------
                                             Richard A. Hemmings


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Thomas A. Price, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 29th day of December, 2000.




WITNESS:



/s/BERNARD J. SPAULDING                      /s/THOMAS A. PRICE
-------------------------------          -----------------------------------
                                                Thomas A. Price


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Thomas J. Scanlan, FSC, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds and/or Bernard
J. Spaulding, or either one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 9th day of January, 2001.




WITNESS:



/s/ANN C. CLEHESSY                        /s/THOMAS J. SCANLAN, FSC
-------------------------------          -----------------------------------
                                             Thomas J. Scanlan, FSC



                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that I, Bernard J. Spaulding, a Director of First Cova Life Insurance Company, a corporation duly organized under the laws of the State of New York, do hereby appoint Mark E. Reynolds, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the

Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 29th day of December, 2000.




WITNESS:



/s/MARK E. REYNOLDS                        /s/BERNARD J. SPAULDING
-------------------------------          -----------------------------------
                                              Bernard J. Spaulding



                                INDEX TO EXHIBITS

EXHIBIT NO.


EX-99.B3       Form of Principal Underwriter's Agreement
EX-99.B9       Opinion and Consent of Counsel
EX-99.B10      Consent of Independent Auditors
EX-99.B13      Calculation of Performance Information